Schedule of Investments (unaudited)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$11,121	$9,430,608
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31(a)	20,220	21,085,477
7.50%, 06/01/29(a)(b)	18,364	18,171,553
7.50%, 03/15/33(a)	15,605	16,580,890
7.75%, 04/15/28(a)	18,014	18,019,638
7.88%, 04/01/30(a)(b)	15,835	16,672,149
CMG Media Corp., 8.88%, 06/18/29(a)(b)	9,717	8,418,129
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)(b)	7,220	6,582,310
Lamar Media Corp.
3.63%, 01/15/31(b)	9,439	8,913,612
3.75%, 02/15/28	11,349	11,141,577
4.00%, 02/15/30	9,744	9,420,273
4.88%, 01/15/29	6,647	6,647,665
5.38%, 11/01/33(a)(b)	7,400	7,380,579
Neptune Bidco U.S., Inc.
9.29%, 04/15/29(a)	47,357	48,626,452
9.50%, 02/15/33(a)	23,080	23,501,582
10.38%, 05/15/31(a)(b)	20,970	22,171,446
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	8,942	8,728,063
4.63%, 03/15/30(a)(b)	8,475	8,275,490
5.00%, 08/15/27(a)(b)	9,726	9,723,991
7.38%, 02/15/31(a)(b)	8,556	9,010,888
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	19,088	18,508,937
		307,011,309
Aerospace & Defense — 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)(b)	13,005	13,460,067
ATI, Inc.
4.88%, 10/01/29(b)	6,107	6,088,242
5.13%, 10/01/31(b)	6,684	6,694,554
5.88%, 12/01/27(b)	5,968	5,978,250
7.25%, 08/15/30(b)	8,325	8,727,123
Bombardier, Inc.
6.00%, 02/15/28(a)	12,424	12,442,649
6.75%, 06/15/33(a)	13,025	13,681,356
7.00%, 06/01/32(a)(b)	13,302	13,963,352
7.25%, 07/01/31(a)(b)	13,604	14,442,877
7.45%, 05/01/34(a)(b)	9,265	10,360,494
7.50%, 02/01/29(a)(b)	14,065	14,610,284
8.75%, 11/15/30(a)(b)	13,347	14,303,540
Efesto Bidco SpA Efesto U.S. LLC, 7.50%, 02/15/32(a)	14,790	15,077,222
Goat Holdco LLC, 6.75%, 02/01/32(a)	13,701	14,071,242
Incora Top Holdco LLC, 6.00%, 01/31/33(c)(d)	1,313	312,396
Moog, Inc., 4.25%, 12/15/27(a)	9,419	9,369,619
TransDigm, Inc.
4.63%, 01/15/29(b)	20,642	20,517,227
4.88%, 05/01/29(b)	12,537	12,514,052
6.00%, 01/15/33(a)	26,020	26,511,596
6.25%, 01/31/34(a)(b)	6,350	6,562,528
6.38%, 03/01/29(a)	49,010	50,398,208
6.38%, 05/31/33(a)	46,450	47,286,657
6.63%, 03/01/32(a)	38,467	39,773,839
6.75%, 08/15/28(a)	40,445	41,125,649
6.75%, 01/31/34(a)	32,205	33,332,690
6.88%, 12/15/30(a)	26,310	27,404,101
Security	Par (000)	Value
Aerospace & Defense (continued)
7.13%, 12/01/31(a)	$18,220	$19,107,478
		498,117,292
Agriculture — 0.1%
Darling Ingredients, Inc.
5.25%, 04/15/27(a)	8,966	8,969,040
6.00%, 06/15/30(a)(b)	18,675	18,923,676
Turning Point Brands, Inc., 7.63%, 03/15/32(a)(b)	5,851	6,275,987
		34,168,703
Airlines — 0.7%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	7,665	7,751,821
American Airlines, Inc.
7.25%, 02/15/28(a)(b)	13,357	13,598,428
8.50%, 05/15/29(a)(b)	18,160	18,949,815
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)(b)	53,963	54,523,926
JetBlue Airways Corp., 9.88%, 09/20/31(a)(b)	35,422	35,576,688
OneSky Flight LLC, 8.88%, 12/15/29(a)(b)	10,700	11,440,804
United Airlines Holdings, Inc., 5.38%, 03/01/31	4,825	4,872,917
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/30(a)(b)	18,197	17,264,711
7.88%, 05/01/27(a)	8,599	8,613,713
9.50%, 06/01/28(a)(b)	9,238	9,610,605
		182,203,428
Apparel — 0.6%
Beach Acquisition Bidco LLC, 10.00%, 07/15/33, (10.00% Cash or 10.75% PIK)(a)(b)(e)	37,237	40,973,194
Champ Acquisition Corp., 8.38%, 12/01/31(a)	9,127	9,731,335
Crocs, Inc.
4.13%, 08/15/31(a)(b)	6,229	5,700,739
4.25%, 03/15/29(a)(b)	6,776	6,537,836
Kontoor Brands, Inc., 4.13%, 11/15/29(a)	7,124	6,757,678
Levi Strauss & Co., 3.50%, 03/01/31(a)	9,202	8,605,413
S&S Holdings LLC, 8.38%, 10/01/31(a)(b)	10,425	9,939,560
Under Armour, Inc., 7.25%, 07/15/30(a)(b)	7,430	7,588,058
VF Corp.
2.80%, 04/23/27	9,847	9,605,013
2.95%, 04/23/30(b)	12,742	11,622,213
6.00%, 10/15/33(b)	4,686	4,715,958
6.45%, 11/01/37	5,932	5,729,086
William Carter Co. (The), 7.38%, 02/15/31(a)(b)	10,290	10,637,911
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)(b)	9,852	9,193,007
		147,337,001
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
3.75%, 01/30/31(a)(b)	17,842	16,818,434
4.75%, 10/01/27(a)(b)	8,010	8,009,882
5.88%, 06/01/29(a)(b)	9,238	9,354,177
5.88%, 12/01/33(a)(b)	6,395	6,485,521
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	18,621	16,619,976
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	9,131	9,044,779
5.50%, 07/15/29(a)(b)	8,138	8,131,245
5.88%, 01/15/28(a)(b)	10,665	10,662,801
JB Poindexter & Co., Inc., 8.75%, 12/15/31(a)(b)	15,348	15,943,656
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)	11,460	12,346,737

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	$6,030	$5,608,934
2.75%, 03/09/28(a)	10,625	10,107,348
5.30%, 09/13/27(a)(b)	7,590	7,606,112
5.55%, 09/13/29(a)	5,420	5,387,893
5.63%, 09/29/28(a)(b)	11,995	12,036,131
6.13%, 09/30/30(a)(b)	16,515	16,469,154
7.05%, 09/15/28(a)	12,490	12,950,618
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	44,825	44,336,897
4.81%, 09/17/30(a)(b)	44,725	42,222,410
7.50%, 07/17/30(a)	15,390	16,159,092
7.75%, 07/17/32(a)	13,415	14,157,884
8.13%, 07/17/35(a)	21,835	23,318,077
PM General Purchaser LLC, 9.50%, 10/01/28(a)(b)	11,161	10,192,114
Wabash National Corp., 4.50%, 10/15/28(a)(b)	7,363	6,852,291
		340,822,163
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	10,062	10,290,770
7.50%, 02/15/33(a)(b)	14,380	14,931,401
8.25%, 04/15/31(a)(b)	9,364	9,811,402
American Axle & Manufacturing, Inc.
5.00%, 10/01/29(b)	11,105	10,834,461
6.38%, 10/15/32(a)	14,695	14,993,235
6.88%, 07/01/28(b)	6,386	6,392,807
7.75%, 10/15/33(a)	21,830	22,457,119
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54, (5-year CMT + 3.39%)(b)(f)	7,475	7,807,137
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)	14,521	14,857,916
6.75%, 02/15/30(a)	18,435	19,285,425
6.75%, 09/15/32(a)(b)	18,545	19,194,631
Cooper-Standard Automotive, Inc.
5.63%, 05/15/27, (5.63% PIK)(a)(b)(e)	7,010	6,892,910
13.50%, 03/31/27, (13.50% Cash)(a)(e)	6,677	6,886,930
Dana, Inc.
4.25%, 09/01/30(b)	3,286	3,138,917
4.50%, 02/15/32(b)	3,380	3,196,602
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(a)(b)	11,526	10,263,351
Forvia SE
6.75%, 09/15/33(a)(b)	8,095	8,300,135
8.00%, 06/15/30(a)(b)	9,475	10,115,220
Garrett Motion Holdings Inc / Garrett LX I Sarl, 7.75%, 05/31/32(a)(b)	14,520	15,372,411
Goodyear Tire & Rubber Co.(The)
4.88%, 03/15/27(b)	13,571	13,526,953
5.00%, 07/15/29(b)	15,044	14,733,071
5.25%, 04/30/31(b)	9,723	9,357,548
5.25%, 07/15/31(b)	10,575	10,072,329
5.63%, 04/30/33(b)	7,853	7,486,892
6.63%, 07/15/30(b)	8,935	9,122,331
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(b)(e)	7,799	7,892,128
7.75%, 11/15/30, (7.75 % Cash)(a)(e)	9,292	9,768,836
8.00%, 11/15/32, (8 % Cash)(a)(b)(e)	8,175	8,712,261
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Phinia, Inc.
6.63%, 10/15/32(a)(b)	$8,487	$8,835,374
6.75%, 04/15/29(a)	10,222	10,566,769
Qnity Electronics, Inc.
5.75%, 08/15/32(a)	16,995	17,313,044
6.25%, 08/15/33(a)	12,610	13,014,705
Real Hero Merger Sub 2, Inc., 6.25%, 02/01/29(a)(b)	10,234	5,048,637
Tenneco, Inc., 8.00%, 11/17/28(a)	34,086	34,288,846
Titan International, Inc., 7.00%, 04/30/28(b)	7,977	8,011,836
ZF North America Capital, Inc.
6.75%, 04/23/30(a)	14,066	14,103,064
6.88%, 04/14/28(a)	11,043	11,401,842
6.88%, 04/23/32(a)	12,837	12,800,585
7.13%, 04/14/30(a)(b)	10,585	10,832,573
7.50%, 03/24/31(a)(b)	24,920	25,542,726
		477,455,130
Banks — 0.2%
Armor Holdco, Inc., 8.50%, 11/15/29(a)(b)	5,931	5,969,255
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	18,768	20,632,088
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	8,331	9,183,919
Walker & Dunlop, Inc., 6.63%, 04/01/33(a)(b)	6,290	6,447,772
		42,233,034
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.38%, 04/30/29(a)	13,901	13,590,296
6.25%, 04/01/29(a)(b)	12,848	12,858,702
		26,448,998
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc., 5.50%, 02/15/34(a)	2,515	2,521,967
Emergent BioSolutions, Inc., 3.88%, 08/15/28(a)(b)	7,955	7,103,989
Genmab A/S
6.25%, 12/15/32(a)	22,726	23,295,011
7.25%, 12/15/33(a)(b)	17,705	18,738,249
		51,659,216
Building Materials — 2.2%
ACProducts Holdings, Inc., 6.38%, 05/15/29(a)	7,899	3,752,025
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(a)(b)	13,365	14,056,772
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	7,615	7,590,531
Builders FirstSource, Inc.
4.25%, 02/01/32(a)(b)	23,061	21,980,196
5.00%, 03/01/30(a)	10,057	10,020,338
6.38%, 06/15/32(a)(b)	12,608	12,993,729
6.38%, 03/01/34(a)(b)	17,779	18,395,540
6.75%, 05/15/35(a)(b)	13,450	14,130,960
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(a)(b)	12,656	9,838,187
Cornerstone Building Brands, Inc.
6.13%, 01/15/29(a)(b)	5,291	2,336,028
9.50%, 08/15/29(a)(b)	8,923	6,739,974
CP Atlas Buyer, Inc.
9.75%, 07/15/30(a)	7,270	7,561,738
12.75%, 01/15/31, (7.00 % in Cash and 5.75 % in PIK)(a)(b)(e)	9,072	8,358,208
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	49,329	51,059,313

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
6.75%, 07/15/31(a)	$9,353	$9,812,784
Griffon Corp., 5.75%, 03/01/28	18,275	18,269,819
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	385	384,568
Jeld-Wen, Inc.
4.88%, 12/15/27(a)(b)	7,066	6,209,600
7.00%, 09/01/32(a)(b)	6,227	3,900,436
Knife River Corp., 7.75%, 05/01/31(a)(b)	7,977	8,306,051
Masterbrand, Inc., 7.00%, 07/15/32(a)(b)	12,532	12,996,010
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)	12,602	12,943,048
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	8,865	8,612,260
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(a)	11,371	11,374,047
Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 04/15/30(a)(b)	9,996	5,822,670
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)(b)	70,355	72,964,582
6.75%, 03/01/33(a)(b)	26,755	27,794,913
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	19,876	19,938,073
8.88%, 11/15/31(a)	20,218	21,554,309
Standard Building Solutions, Inc.
5.88%, 03/15/34(a)(b)	12,300	12,288,056
6.25%, 08/01/33(a)	19,745	20,182,490
6.50%, 08/15/32(a)(b)	17,962	18,521,283
Standard Industries, Inc./New York
3.38%, 01/15/31(a)(b)	20,267	18,703,193
4.38%, 07/15/30(a)(b)	29,107	28,079,861
4.75%, 01/15/28(a)	18,368	18,271,970
Wilsonart LLC, 11.00%, 08/15/32(a)(b)	8,855	8,088,259
		553,831,821
Chemicals — 3.1%
Ashland, Inc.
3.38%, 09/01/31(a)(b)	8,931	8,191,083
6.88%, 05/15/43(b)	4,053	4,283,859
ASP Unifrax Holdings, Inc.
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(e)	7,957	636,545
11.18%, 09/30/29, (10.43% Cash and 11.18% PIK)(a)(b)(e)	8,265	6,281,261
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	9,586	10,088,834
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	12,832	12,350,735
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	9,928	9,907,930
Celanese U.S. Holdings LLC
6.50%, 04/15/30(b)	12,955	13,180,559
6.75%, 04/15/33(b)	19,505	19,757,473
6.85%, 11/15/28(b)	11,754	12,339,138
7.00%, 02/15/31(b)	5,215	5,334,288
7.05%, 11/15/30	17,575	18,593,489
7.20%, 11/15/33(b)	17,920	18,957,693
7.33%, 07/15/29(b)	13,260	13,942,625
7.38%, 07/15/32(b)	18,890	19,707,748
7.38%, 02/15/34(b)	14,365	14,617,565
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	15,627	15,896,097
Security	Par (000)	Value
Chemicals (continued)
Chemours Co.(The)
4.63%, 11/15/29(a)(b)	$11,250	$10,490,527
5.38%, 05/15/27(b)	9,461	9,523,471
5.75%, 11/15/28(a)(b)	14,616	14,494,902
8.00%, 01/15/33(a)(b)	10,595	10,622,907
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	9,190	7,581,750
12.00%, 02/15/31(a)	10,686	8,975,171
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	10,884	10,883,457
Element Solutions, Inc., 3.88%, 09/01/28(a)	15,382	14,992,032
FMC Corp.
3.45%, 10/01/29(b)	5,140	4,617,048
4.50%, 10/01/49(b)	8,900	5,558,352
5.65%, 05/18/33(b)	6,008	5,318,086
6.38%, 05/18/53(b)	8,900	6,742,321
8.45%, 11/01/55, (5-year CMT + 4.37%)(f)	13,225	10,606,835
HB Fuller Co.
4.00%, 02/15/27(b)	6,324	6,248,865
4.25%, 10/15/28(b)	6,279	6,178,175
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	6,115	5,380,451
Huntsman International LLC
2.95%, 06/15/31(b)	7,365	6,287,816
4.50%, 05/01/29	13,765	13,245,238
5.70%, 10/15/34(b)	6,210	5,804,056
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	7,510	6,582,896
7.50%, 04/15/29(a)(b)	12,591	10,545,643
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	6,965	5,526,379
Ingevity Corp., 3.88%, 11/01/28(a)(b)	10,691	10,398,203
Innophos Holdings, Inc., 11.50%, 06/15/29(a)(b)	8,208	8,064,360
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(a)	19,795	19,606,860
Mativ Holdings, Inc., 8.00%, 10/01/29(a)(b)	7,442	7,495,277
Methanex Corp.
5.13%, 10/15/27	13,074	13,111,182
5.25%, 12/15/29(b)	12,963	13,037,861
5.65%, 12/01/44(b)	4,568	4,105,051
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(a)(b)	11,207	11,556,838
Minerals Technologies, Inc., 5.00%, 07/01/28(a)	8,204	8,142,470
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	11,398	11,114,244
5.25%, 06/01/27(a)	16,560	16,637,368
7.00%, 12/01/31(a)(b)	8,885	9,484,169
8.50%, 11/15/28(a)	6,426	6,711,880
9.00%, 02/15/30(a)	11,371	12,126,364
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 01/27/30(a)	6,436	5,930,144
Olin Corp.
5.00%, 02/01/30(b)	9,855	9,609,187
5.63%, 08/01/29(b)	12,686	12,720,506
6.63%, 04/01/33(a)(b)	10,335	10,127,419
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	14,819	14,403,379
6.25%, 10/01/29(a)	7,250	7,094,273
7.25%, 06/15/31(a)	13,895	14,243,028
Series 144*, 7.25%, 02/15/33(a)	25,530	25,430,648
Perimeter Holdings LLC, 6.25%, 01/15/34(a)	4,750	4,750,190
Rain Carbon, Inc., 12.25%, 09/01/29(a)(b)	7,813	8,301,654

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
SCIH Salt Holdings, Inc.
4.88%, 05/01/28(a)	$20,171	$20,122,019
6.63%, 05/01/29(a)(b)	12,687	12,680,752
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	13,337	13,123,604
SNF Group SACA
3.13%, 03/15/27(a)(b)	6,997	6,877,950
3.38%, 03/15/30(a)	6,930	6,516,339
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(a)	14,940	15,018,973
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29, (5.13% Cash and 2.50% PIK)(a)(b)(e)	6,012	150,311
Tronox, Inc.
4.63%, 03/15/29(a)(b)	19,457	14,955,286
9.13%, 09/30/30(a)(b)	5,660	5,584,116
Vibrantz Technologies, Inc., 9.00%, 02/15/30(a)(b)	13,022	4,818,140
WR Grace Holdings LLC
4.88%, 06/15/27(a)	9,146	9,146,000
5.63%, 08/15/29(a)(b)	20,221	19,324,791
6.63%, 08/15/32(a)	11,715	11,650,288
7.00%, 08/01/33(a)	3,180	3,183,975
7.38%, 03/01/31(a)(b)	6,584	6,720,565
		804,348,964
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	7,715	8,123,725
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	7,155	6,771,443
SunCoke Energy, Inc., 4.88%, 06/30/29(a)(b)	9,185	8,661,246
		23,556,414
Commercial Services — 5.3%
ADT Security Corp.(The)
4.13%, 08/01/29(a)(b)	18,127	17,660,832
4.88%, 07/15/32(a)	13,872	13,433,141
5.88%, 10/15/33(a)(b)	15,409	15,620,868
Adtalem Global Education, Inc., 5.50%, 03/01/28(a)(b)	7,796	7,775,631
Albion Financing 1 Sarl/Aggreko Holdings, Inc., 7.00%, 05/21/30(a)	24,640	25,681,336
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	41,136	43,292,472
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	16,927	16,783,202
6.88%, 06/15/30(a)	18,645	19,362,938
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/28(a)	22,005	21,707,283
4.63%, 06/01/28(a)(b)	13,825	13,662,718
Alta Equipment Group, Inc., 9.00%, 06/01/29(a)(b)	8,880	8,485,319
AMN Healthcare, Inc.
4.00%, 04/15/29(a)(b)	6,685	6,392,392
6.50%, 01/15/31(a)(b)	7,375	7,471,682
APi Group DE, Inc.
4.13%, 07/15/29(a)(b)	5,768	5,609,379
4.75%, 10/15/29(a)(b)	4,835	4,740,467
Security	Par (000)	Value
Commercial Services (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/28(a)(b)	$8,978	$8,790,397
5.38%, 03/01/29(a)(b)	11,032	10,758,108
5.75%, 07/15/27(a)(b)	6,031	6,027,837
5.75%, 07/15/27(a)(b)	5,406	5,409,442
8.00%, 02/15/31(a)(b)	8,835	9,031,755
8.25%, 01/15/30(a)(b)	12,475	12,911,438
8.38%, 06/15/32(a)(b)	10,780	11,089,700
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	20,280	20,666,157
Block, Inc.
3.50%, 06/01/31(b)	18,536	17,334,330
5.63%, 08/15/30(a)	18,245	18,570,545
6.00%, 08/15/33(a)(b)	16,370	16,721,674
6.50%, 05/15/32(b)	34,984	36,346,750
Brink's Co.(The)
4.63%, 10/15/27(a)	11,319	11,317,926
6.50%, 06/15/29(a)(b)	7,571	7,810,698
6.75%, 06/15/32(a)	7,365	7,666,332
Carriage Services, Inc., 4.25%, 05/15/29(a)(b)	7,377	7,102,922
Champions Financing, Inc., 8.75%, 02/15/29(a)(b)	10,661	10,341,863
Cimpress PLC, 7.38%, 09/15/32(a)(b)	9,556	9,812,362
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	16,570	15,638,469
4.88%, 07/01/29(a)(b)	16,371	14,071,935
CoreCivic, Inc., 8.25%, 04/15/29	10,004	10,478,260
CPI CG, Inc., 10.00%, 07/15/29(a)(b)	4,767	5,068,942
Dcli Bidco LLC, 7.75%, 11/15/29(a)	9,030	9,187,763
Deluxe Corp.
8.00%, 06/01/29(a)(b)	7,474	7,602,471
8.13%, 09/15/29(a)	9,305	9,763,653
EquipmentShare.com, Inc.
8.00%, 03/15/33(a)(b)	8,755	9,234,774
8.63%, 05/15/32(a)	11,031	11,792,437
9.00%, 05/15/28(a)	18,566	19,402,305
Garda World Security Corp.
6.00%, 06/01/29(a)(b)	9,251	9,102,896
6.50%, 01/15/31(a)(b)	9,130	9,358,824
7.75%, 02/15/28(a)(b)	8,181	8,354,953
8.25%, 08/01/32(a)	9,995	10,213,541
8.38%, 11/15/32(a)	18,120	18,603,188
GEO Group, Inc.(The)
8.63%, 04/15/29	12,602	13,178,324
10.25%, 04/15/31	11,192	12,211,815
Graham Holdings Co., 5.63%, 12/01/33(a)	8,785	8,827,370
Grand Canyon University, 5.13%, 10/01/28(b)	7,356	7,356,176
Herc Holdings, Inc.
5.75%, 03/15/31(a)	7,068	7,118,183
6.00%, 03/15/34(a)(b)	7,685	7,723,948
6.63%, 06/15/29(a)(b)	15,505	16,046,000
7.00%, 06/15/30(a)	29,965	31,450,155
7.25%, 06/15/33(a)(b)	19,695	20,843,435
Hertz Corp.(The)
4.63%, 12/01/26(a)(b)	1,264	1,193,792
5.00%, 12/01/29(a)(b)	17,416	11,473,490
12.63%, 07/15/29(a)(b)	21,796	21,939,614
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)(b)	26,385	23,140,017
Korn Ferry, 4.63%, 12/15/27(a)(b)	7,956	7,930,666

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	$12,949	$12,923,585
Mobius Merger Sub, Inc., 9.00%, 06/01/30(a)(b)	8,673	5,118,591
NESCO Holdings II, Inc., 5.50%, 04/15/29(a)	16,828	16,582,313
OT Midco, Inc., 10.00%, 02/15/30(a)	11,040	5,148,028
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(a)(b)	6,377	5,693,450
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	18,569	18,188,984
PROG Holdings, Inc., 6.00%, 11/15/29(a)(b)	9,836	9,735,181
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	23,145	23,194,184
RR Donnelley & Sons Co.
8.50%, 04/15/29(a)	25	25,959
9.50%, 08/01/29(a)	18,829	19,595,303
10.88%, 08/01/29(a)(b)	8,466	8,677,633
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)	17,780	17,981,981
Service Corp. International/U.S.
3.38%, 08/15/30(b)	15,262	14,276,928
4.00%, 05/15/31	14,173	13,487,317
4.63%, 12/15/27(b)	10,317	10,304,316
5.13%, 06/01/29(b)	13,337	13,418,622
5.75%, 10/15/32	14,470	14,699,538
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(a)	29,805	30,406,822
Signal Parent, Inc., 6.13%, 04/01/29(a)	4,450	1,780,000
Sotheby's, 7.38%, 10/15/27(a)(b)	14,241	14,185,761
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/29(a)(b)	5,354	5,133,961
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/30(a)	9,525	9,935,880
Team Services Holding, Inc., 9.00%, 02/15/33(a)	3,835	3,835,000
TriNet Group, Inc.
3.50%, 03/01/29(a)	9,187	8,682,521
7.13%, 08/15/31(a)(b)	7,733	7,955,973
United Rentals North America, Inc.
3.75%, 01/15/32(b)	13,688	12,790,998
3.88%, 11/15/27	13,689	13,574,565
3.88%, 02/15/31(b)	19,385	18,479,594
4.00%, 07/15/30	14,003	13,529,852
4.88%, 01/15/28(b)	29,876	29,882,573
5.25%, 01/15/30(b)	13,938	14,088,656
5.38%, 11/15/33(a)	26,690	26,674,305
6.13%, 03/15/34(a)(b)	19,594	20,359,036
Upbound Group, Inc., 6.38%, 02/15/29(a)(b)	8,281	8,205,905
Valvoline, Inc., 3.63%, 06/15/31(a)(b)	9,627	8,842,300
Veritiv Operating Co., 10.50%, 11/30/30(a)	18,656	19,975,856
VM Consolidated, Inc., 5.50%, 04/15/29(a)(b)	5,967	5,867,315
VT Topco, Inc., 8.50%, 08/15/30(a)(b)	9,061	9,283,357
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)	22,813	23,986,683
WEX, Inc., 6.50%, 03/15/33(a)(b)	10,545	10,762,860
Williams Scotsman, Inc.
4.63%, 08/15/28(a)(b)	8,679	8,646,604
6.63%, 06/15/29(a)	9,066	9,372,975
6.63%, 04/15/30(a)	8,845	9,164,402
7.38%, 10/01/31(a)(b)	8,088	8,432,492
		1,376,585,451
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)(b)	7,426	7,344,333
Amentum Holdings, Inc., 7.25%, 08/01/32(a)	18,332	19,318,683
Security	Par (000)	Value
Computers (continued)
ASGN, Inc., 4.63%, 05/15/28(a)	$10,635	$10,473,930
CACI International, Inc., 6.38%, 06/15/33(a)	18,430	19,121,807
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)(b)	9,165	7,432,668
Crane NXT Co., 4.20%, 03/15/48	5,950	3,859,935
Crowdstrike Holdings, Inc., 3.00%, 02/15/29(b)	14,072	13,464,570
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)(b)	17,256	18,275,381
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(a)	14,033	14,294,506
Insight Enterprises, Inc., 6.63%, 05/15/32(a)(b)	9,543	9,769,131
KBR, Inc., 4.75%, 09/30/28(a)(b)	4,524	4,466,095
McAfee Corp., 7.38%, 02/15/30(a)(b)	35,627	28,344,811
NCR Atleos Corp., 9.50%, 04/01/29(a)	24,774	26,550,692
NCR Voyix Corp.
5.00%, 10/01/28(a)	11,732	11,580,372
5.13%, 04/15/29(a)	8,063	7,946,231
Pitney Bowes, Inc.
6.88%, 03/15/27(a)(b)	7,356	7,345,798
7.25%, 03/15/29(a)	5,690	5,745,620
Science Applications International Corp.
4.88%, 04/01/28(a)	7,470	7,451,093
5.88%, 11/01/33(a)(b)	9,430	9,504,195
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	8,020	7,860,981
5.75%, 12/01/34(a)(b)	7,344	7,500,464
5.88%, 07/15/30(a)	7,775	8,009,634
8.25%, 12/15/29(a)(b)	7,193	7,597,787
8.50%, 07/15/31(a)	7,370	7,798,868
9.63%, 12/01/32(a)	13,061	14,764,350
Unisys Corp., 10.63%, 01/15/31(a)(b)	12,435	11,776,817
Virtusa Corp., 7.13%, 12/15/28(a)	6,153	6,036,234
		303,634,986
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	9,357	8,970,277
5.50%, 06/01/28(a)(b)	14,021	14,025,543
Opal Bidco SAS, 6.50%, 03/31/32(a)	20,100	20,510,482
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(e)	9,073	9,226,181
Perrigo Finance Unlimited Co.
4.90%, 12/15/44(b)	4,105	3,235,195
5.15%, 06/15/30	13,528	13,121,650
6.13%, 09/30/32(b)	13,322	13,102,545
Prestige Brands, Inc.
3.75%, 04/01/31(a)	11,568	10,812,904
5.13%, 01/15/28(a)	7,876	7,878,985
		100,883,762
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/29(a)(b)	7,838	7,563,572
4.00%, 01/15/28(a)	13,304	13,131,697
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	9,206	9,191,279
Gates Corp./DE, 6.88%, 07/01/29(a)	10,108	10,507,600
RB Global Holdings, Inc.
6.75%, 03/15/28(a)(b)	10,618	10,815,293
7.75%, 03/15/31(a)(b)	15,018	15,654,568

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
Resideo Funding, Inc.
4.00%, 09/01/29(a)(b)	$5,737	$5,526,291
6.50%, 07/15/32(a)(b)	10,672	10,840,201
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)(b)	8,626	8,442,805
Windsor Holdings III LLC, 8.50%, 06/15/30(a)(b)	15,346	16,170,663
		107,843,969
Diversified Financial Services — 5.3%
Ally Financial, Inc.
6.65%, 01/17/40, (5-year CMT + 2.45%)(f)	9,690	9,686,805
6.70%, 02/14/33(b)	10,269	10,704,796
Aretec Group, Inc.
7.50%, 04/01/29(a)(b)	7,074	7,056,670
10.00%, 08/15/30(a)(b)	10,815	11,649,810
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)(b)	6,510	6,205,423
Azorra Finance Ltd.
7.25%, 01/15/31(a)	9,205	9,640,752
7.75%, 04/15/30(a)	9,922	10,441,814
Bread Financial Holdings, Inc.
6.75%, 05/15/31(a)	6,810	7,013,456
8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)(f)	6,970	7,153,952
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	7,511	7,496,480
6.88%, 04/15/30(a)	6,961	6,807,056
7.50%, 07/15/33(a)(b)	8,005	7,728,315
8.50%, 01/15/34(a)	6,120	6,133,770
9.25%, 07/01/31(a)	12,232	12,589,933
Cobra AcquisitionCo LLC
6.38%, 11/01/29(a)	6,654	5,813,931
12.25%, 11/01/29(a)(b)	4,370	4,413,700
Coinbase Global, Inc.
3.38%, 10/01/28(a)(b)	19,040	18,179,230
3.63%, 10/01/31(a)(b)	14,170	12,518,715
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	9,067	9,075,898
9.25%, 12/15/28(a)(b)	11,476	12,025,368
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/30(a)	11,265	11,433,862
6.75%, 12/01/32(a)	10,050	10,132,627
Encore Capital Group, Inc.
6.63%, 04/15/31(a)(b)	8,175	8,244,406
8.50%, 05/15/30(a)(b)	8,350	8,952,077
9.25%, 04/01/29(a)	9,360	9,813,649
Enova International, Inc.
9.13%, 08/01/29(a)	8,864	9,378,830
11.25%, 12/15/28(a)(b)	7,120	7,537,901
EZCORP, Inc., 7.38%, 04/01/32(a)(b)	5,615	5,981,508
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	17,505	17,920,394
Freedom Mortgage Holdings LLC
6.88%, 05/01/31(a)	14,275	14,166,143
7.88%, 04/01/33(a)	8,225	8,389,804
8.38%, 04/01/32(a)	11,390	11,914,851
9.13%, 05/15/31(a)	12,591	13,312,061
9.25%, 02/01/29(a)	20,187	21,133,266
GGAM Finance Ltd.
5.88%, 03/15/30(a)	7,024	7,131,467
6.88%, 04/15/29(a)	7,266	7,517,302
8.00%, 02/15/27(a)	11,900	12,089,567
8.00%, 06/15/28(a)	10,749	11,317,697
Security	Par (000)	Value
Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	$19,427	$20,109,490
goeasy Ltd.
6.88%, 02/15/31(a)(b)	7,880	7,406,911
7.38%, 10/01/30(a)	6,895	6,652,534
7.63%, 07/01/29(a)(b)	10,338	10,236,425
9.25%, 12/01/28(a)(b)	9,284	9,544,750
Series 144*, 6.88%, 05/15/30(a)	6,905	6,567,114
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28(a)(g)	5,697	2,774,272
Hightower Holding LLC
6.75%, 04/15/29(a)(b)	4,818	4,811,378
9.13%, 01/31/30(a)(b)	8,494	8,965,697
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)	9,142	9,000,358
6.13%, 11/01/32(a)	28,565	29,093,652
6.75%, 05/01/33(a)	27,115	28,203,361
7.13%, 04/30/31(a)(b)	23,810	25,034,144
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	18,830	18,257,103
6.63%, 10/15/31(a)	9,801	9,712,201
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)	9,065	9,551,254
9.50%, 02/15/29(a)	8,296	8,704,785
LD Holdings Group LLC
6.13%, 04/01/28(a)	8,809	8,347,758
8.75%, 11/01/27(a)(b)	5,516	5,498,027
LFS Topco LLC, 8.75%, 07/15/30(a)(b)	6,635	6,667,492
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	5,518	5,463,372
6.50%, 05/01/28(a)	17,721	17,754,121
Navient Corp.
4.88%, 03/15/28	8,754	8,581,169
5.00%, 03/15/27(b)	12,531	12,450,819
5.50%, 03/15/29(b)	12,749	12,469,802
5.63%, 08/01/33(b)	10,605	9,253,585
7.88%, 06/15/32(b)	8,780	8,861,838
9.38%, 07/25/30	8,790	9,466,347
11.50%, 03/15/31	9,099	9,897,619
OneMain Finance Corp.
3.88%, 09/15/28	10,771	10,474,834
4.00%, 09/15/30	14,499	13,599,012
5.38%, 11/15/29(b)	12,584	12,550,847
6.13%, 05/15/30(b)	12,925	13,175,680
6.50%, 03/15/33(b)	14,000	14,071,736
6.63%, 01/15/28	14,446	14,825,049
6.63%, 05/15/29	15,970	16,461,509
6.75%, 03/15/32	10,685	10,920,551
6.75%, 09/15/33(b)	11,190	11,314,023
7.13%, 11/15/31(b)	13,055	13,527,956
7.13%, 09/15/32(b)	13,940	14,436,278
7.50%, 05/15/31	13,305	13,948,204
7.88%, 03/15/30	12,715	13,412,570
Osaic Holdings, Inc.
6.75%, 08/01/32(a)(b)	8,015	8,306,475
8.00%, 08/01/33(a)(b)	6,930	7,183,153
Series Jan, 8.00%, 08/01/33(a)	2,225	2,308,419
Series JAN, 6.75%, 08/01/32(a)	3,710	3,840,975
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 02/01/27(a)	7,399	7,390,664

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.
4.25%, 02/15/29(a)	$11,056	$10,639,235
5.75%, 09/15/31(a)	8,584	8,477,217
6.75%, 02/15/34(a)(b)	11,365	11,468,819
6.88%, 05/15/32(a)(b)	14,745	15,068,785
6.88%, 02/15/33(a)	14,800	15,096,156
7.13%, 11/15/30(a)	10,980	11,335,708
7.88%, 12/15/29(a)	13,460	14,177,750
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	10,770	11,020,618
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(a)	11,795	12,361,454
Planet Financial Group LLC, 10.50%, 12/15/29(a)(b)	10,586	10,998,706
PRA Group, Inc.
5.00%, 10/01/29(a)(b)	6,126	5,612,181
8.38%, 02/01/28(a)(b)	8,276	8,361,168
8.88%, 01/31/30(a)(b)	10,180	10,249,020
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	9,280	9,733,792
Rfna LP, 7.88%, 02/15/30(a)(b)	8,475	8,537,113
Rocket Companies, Inc.
6.13%, 08/01/30(a)	35,160	35,997,124
6.38%, 08/01/33(a)(b)	35,000	36,311,135
Rocket Cos. Inc
6.50%, 08/01/29(a)(b)	13,205	13,582,927
7.13%, 02/01/32(a)	16,587	17,333,199
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 03/01/29(a)	12,991	12,547,521
3.88%, 03/01/31(a)	22,267	20,902,465
4.00%, 10/15/33(a)(b)	15,193	13,950,656
SLM Corp., 6.50%, 01/31/30	8,275	8,538,650
Stonebriar ABF Issuer LLC, 8.13%, 12/15/30(a)(b)	12,820	13,317,929
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	11,010	11,359,006
StoneX Group, Inc., 7.88%, 03/01/31(a)	9,677	10,295,196
Synchrony Financial, 7.25%, 02/02/33(b)	14,679	15,590,244
TrueNoord Capital DAC, 8.75%, 03/01/30(a)	6,497	6,852,613
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	11,296	11,160,498
5.75%, 06/15/27(a)	9,099	9,106,334
UWM Holdings LLC
6.25%, 03/15/31(a)(b)	17,510	17,399,379
6.63%, 02/01/30(a)(b)	13,460	13,576,214
Velocity Commercial Capital LLC, 9.38%, 02/15/31(a)	2,815	2,857,225
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)	8,622	9,032,347
		1,352,636,983
Electric — 3.5%
AES Corp.(The)
6.95%, 07/15/55, (5-year CMT + 2.89%)(f)	8,782	8,585,124
7.60%, 01/15/55, (5-year CMT + 3.20%)(f)	16,849	17,083,774
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.25%)(b)(f)	12,455	12,364,594
Alpha Generation LLC
6.25%, 01/15/34(a)	12,015	12,092,965
6.75%, 10/15/32(a)(b)	18,677	19,364,351
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)(b)	6,198	6,080,512
Security	Par (000)	Value
Electric (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	$17,250	$17,201,600
Calpine Corp., 4.50%, 02/15/28(a)	20,826	20,807,765
Clearway Energy Operating LLC
3.75%, 02/15/31(a)	15,512	14,527,818
3.75%, 01/15/32(a)	5,098	4,692,181
4.75%, 03/15/28(a)	17,196	17,183,879
5.75%, 01/15/34(a)	10,300	10,337,549
Constellation Energy Generation LLC
3.75%, 03/01/31(a)	13,080	12,605,940
4.63%, 02/01/29(a)	12,754	12,754,610
5.00%, 02/01/31(a)	13,865	14,058,802
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	8,820	9,095,890
DPL LLC, 4.35%, 04/15/29	6,688	6,610,137
Edison International
7.88%, 06/15/54, (5-year CMT + 3.66%)(f)	7,825	8,150,097
8.13%, 06/15/53, (5-year CMT + 3.86%)(b)(f)	9,337	9,662,676
Electricite de France SA, 9.13%, (5-year CMT + 5.41%)(a)(f)(h)	27,318	32,334,432
EUSHI Finance, Inc.
6.25%, 04/01/56, (5-year CMT + 2.51%)(f)	9,635	9,675,563
7.63%, 12/15/54, (5-year CMT + 3.14%)(f)	9,100	9,571,262
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(a)(b)	9,070	9,207,964
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	6,458	6,237,781
Lightning Power LLC, 7.25%, 08/15/32(a)(b)	27,174	28,923,843
Long Ridge Energy LLC, 8.75%, 02/15/32(a)(b)	10,570	11,228,903
NRG Energy, Inc.
3.38%, 02/15/29(a)	9,012	8,635,856
3.63%, 02/15/31(a)(b)	18,029	16,842,717
3.88%, 02/15/32(a)	8,430	7,894,151
5.25%, 06/15/29(a)	14,217	14,259,352
5.75%, 01/15/28	13,057	13,064,443
5.75%, 07/15/29(a)	14,770	14,714,300
5.75%, 01/15/34(a)	22,140	22,286,833
6.00%, 02/01/33(a)(b)	16,080	16,388,543
6.00%, 01/15/36(a)	42,520	42,963,781
6.25%, 11/01/34(a)(b)	16,815	17,262,161
PacifiCorp, 7.38%, 09/15/55, (5-year CMT + 3.32%)(f)	10,175	10,449,766
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(a)(b)	12,339	12,220,214
PG&E Corp.
5.00%, 07/01/28	18,839	18,799,033
5.25%, 07/01/30(b)	17,560	17,453,595
7.38%, 03/15/55, (5-year CMT + 3.88%)(f)	26,296	27,138,760
Talen Energy Supply LLC
6.25%, 02/01/34(a)	24,630	24,961,520
6.50%, 02/01/36(a)	22,215	22,775,784
8.63%, 06/01/30(a)(b)	18,630	19,656,699
TransAlta Corp.
5.88%, 02/01/34(b)	4,835	4,838,868
6.50%, 03/15/40	4,508	4,527,475
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	21,473	21,204,190
5.00%, 07/31/27(a)	21,168	21,185,727
5.63%, 02/15/27(a)	21,531	21,546,352
6.88%, 04/15/32(a)	17,660	18,556,068
7.75%, 10/15/31(a)	25,991	27,501,623

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
VoltaGrid LLC, 7.38%, 11/01/30(a)(b)	$35,530	$35,985,187
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/27(a)(b)	9,321	9,236,249
7.25%, 01/15/29(a)(b)	13,610	14,043,941
7.75%, 04/15/34(a)(b)	11,840	12,069,057
8.38%, 01/15/31(a)(b)	14,380	15,105,030
8.63%, 03/15/33(a)(b)	16,125	16,917,038
		890,924,325
Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc.
4.38%, 03/31/29(a)(b)	14,547	13,972,132
4.75%, 06/15/28(a)	10,060	9,952,638
6.00%, 09/15/33(a)(b)	7,845	7,539,741
EnerSys
4.38%, 12/15/27(a)	6,129	6,084,033
6.63%, 01/15/32(a)(b)	5,952	6,164,736
WESCO Distribution, Inc.
6.38%, 03/15/29(a)	17,110	17,640,786
6.38%, 03/15/33(a)(b)	14,509	15,107,787
6.63%, 03/15/32(a)	15,356	16,045,408
7.25%, 06/15/28(a)	14,351	14,523,628
		107,030,889
Electronics — 0.5%
Atkore, Inc., 4.25%, 06/01/31(a)(b)	7,800	7,440,231
Coherent Corp., 5.00%, 12/15/29(a)(b)	18,647	18,569,887
Imola Merger Corp., 4.75%, 05/15/29(a)	36,121	35,540,424
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	11,680	11,435,024
5.88%, 09/01/30(a)(b)	8,987	9,120,583
Sensata Technologies, Inc.
3.75%, 02/15/31(a)	13,888	13,014,581
4.38%, 02/15/30(a)(b)	8,216	8,033,882
6.63%, 07/15/32(a)(b)	9,195	9,605,483
TTM Technologies, Inc., 4.00%, 03/01/29(a)(b)	9,883	9,600,122
		122,360,217
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	12,056	11,697,461
5.00%, 01/31/28(a)	13,508	13,523,196
		25,220,657
Engineering & Construction — 0.7%
AECOM, 6.00%, 08/01/33(a)	20,250	20,744,039
Arcosa, Inc.
4.38%, 04/15/29(a)	6,786	6,670,808
6.88%, 08/15/32(a)	10,435	10,992,041
Artera Services LLC, 8.50%, 02/15/31(a)(b)	10,912	8,869,786
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)(b)	6,810	7,007,858
Brand Industrial Services, Inc., 10.38%, 08/01/30(a)(b)	25,202	24,162,158
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32(a)(b)	7,105	7,152,035
Dycom Industries, Inc., 4.50%, 04/15/29(a)(b)	8,249	8,120,000
Fluor Corp., 4.25%, 09/15/28(b)	9,415	9,346,175
Global Infrastructure Solutions, Inc.
5.63%, 06/01/29(a)(b)	6,843	6,857,220
7.50%, 04/15/32(a)(b)	4,855	5,199,705
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(a)(b)	5,642	5,549,519
Security	Par (000)	Value
Engineering & Construction (continued)
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	$1,880	$1,939,494
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(a)(e)	474	406,620
Railworks Holdings LP/Railworks Rally, Inc., 8.25%, 11/15/28(a)(b)	6,587	6,689,191
TopBuild Corp.
3.63%, 03/15/29(a)	6,980	6,760,052
4.13%, 02/15/32(a)	10,004	9,508,964
5.63%, 01/31/34(a)(b)	12,335	12,446,114
Tutor Perini Corp., 11.88%, 04/30/29(a)	7,001	7,729,160
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/28(a)	7,627	7,513,634
6.75%, 01/15/34(a)	7,300	7,337,515
		181,002,088
Entertainment — 3.2%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	9,336	5,601,600
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, 02/15/28(a)	4,578	1,876,980
AMC Entertainment Holdings, Inc., 7.50%, 02/15/29(a)(b)	7,335	5,721,942
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	7,764	8,067,262
Boyne USA, Inc., 4.75%, 05/15/29(a)	12,425	12,260,575
Brightstar Lottery PLC, 5.25%, 01/15/29(a)	14,483	14,460,351
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/33(a)	13,410	13,331,155
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	21,204	20,363,520
6.00%, 10/15/32(a)(b)	19,777	19,240,232
6.50%, 02/15/32(a)(b)	26,575	27,173,602
7.00%, 02/15/30(a)	36,240	37,422,149
Churchill Downs, Inc.
4.75%, 01/15/28(a)	13,366	13,320,378
5.50%, 04/01/27(a)(b)	11,327	11,325,001
5.75%, 04/01/30(a)	21,985	22,104,181
6.75%, 05/01/31(a)(b)	10,926	11,257,429
Cinemark USA, Inc.
5.25%, 07/15/28(a)	14,908	14,893,250
7.00%, 08/01/32(a)(b)	9,095	9,410,833
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(a)	9,402	9,561,007
Jacobs Entertainment, Inc., 6.75%, 02/15/29(a)(b)	9,159	9,042,864
Light & Wonder International, Inc.
6.25%, 10/01/33(a)(b)	16,925	17,136,562
7.25%, 11/15/29(a)	9,882	10,145,355
7.50%, 09/01/31(a)(b)	10,548	11,037,912
Live Nation Entertainment, Inc.
3.75%, 01/15/28(a)	9,345	9,214,576
4.75%, 10/15/27(a)(b)	17,688	17,682,527
6.50%, 05/15/27(a)	16,450	16,523,909
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(a)(b)	8,688	7,356,257
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	13,394	13,157,495
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	13,350	13,919,377
11.88%, 04/15/31(a)	12,275	12,893,132
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	7,246	6,877,298
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	7,115	6,130,825

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	$6,816	$6,993,502
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.00%, 08/01/30(a)	6,959	6,683,277
Penn Entertainment, Inc., 4.13%, 07/01/29(a)(b)	7,011	6,506,439
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	11,986	8,850,762
5.88%, 09/01/31(a)	10,743	6,893,783
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 04/16/29(a)(b)	17,645	16,098,813
4.63%, 04/06/31(a)(b)	6,130	5,252,281
8.45%, 07/27/30(a)(b)	7,012	7,125,082
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)	10,965	11,160,638
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	7,760	7,877,626
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(a)(b)	14,178	12,937,716
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(a)(b)	12,953	12,663,082
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)(b)	9,311	9,306,344
7.25%, 05/15/31(a)(b)	14,219	14,032,303
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	9,188	8,822,368
5.38%, 04/15/27(b)	9,197	9,197,883
6.50%, 10/01/28(b)	5,484	5,477,473
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, 05/01/32(a)(b)	15,334	15,668,941
Six Flags Entertainment Corp/Canada's Wonderland Co/Millennium Operations LLC, 8.63%, 01/15/32(a)	8,992	9,175,886
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)	7,190	7,178,881
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	4,275	4,196,788
Vail Resorts, Inc.
5.63%, 07/15/30(a)(b)	8,185	8,312,891
6.50%, 05/15/32(a)(b)	11,758	12,185,439
Voyager Parent LLC, 9.25%, 07/01/32(a)(b)	32,565	34,594,451
Warnermedia Holdings, Inc.
3.76%, 03/15/27	2,770	2,749,530
4.05%, 03/15/29(b)	20,425	19,813,182
4.28%, 03/15/32(b)	49,315	43,397,200
5.05%, 03/15/42	74,050	52,020,125
5.14%, 03/15/52	17,775	11,813,772
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	13,525	13,565,183
6.25%, 03/15/33(a)(b)	14,270	14,538,676
7.13%, 02/15/31(a)(b)	17,600	18,962,715
		832,562,568
Environmental Control — 0.7%
Clean Harbors, Inc.
5.13%, 07/15/29(a)	6,753	6,759,854
5.75%, 10/15/33(a)(b)	10,080	10,298,232
6.38%, 02/01/31(a)(b)	9,585	9,814,436
Enviri Corp., 5.75%, 07/31/27(a)(b)	8,772	8,782,193
Security	Par (000)	Value
Environmental Control (continued)
GFL Environmental Holdings U.S., Inc., 5.50%, 02/01/34(a)	$12,345	$12,373,420
GFL Environmental, Inc.
4.00%, 08/01/28(a)(b)	14,176	13,951,896
4.38%, 08/15/29(a)	10,035	9,829,548
4.75%, 06/15/29(a)	13,663	13,575,056
6.75%, 01/15/31(a)(b)	17,827	18,649,379
Luna 1.5 Sarl, 12.00%, 07/01/32, (12.00 % PIK)(a)(e)	4,595	4,849,116
Madison IAQ LLC
4.13%, 06/30/28(a)	13,272	13,112,996
5.88%, 06/30/29(a)	18,688	18,664,763
Reworld Holding Corp., 4.88%, 12/01/29(a)	13,714	13,276,192
Waste Pro USA, Inc., 7.00%, 02/01/33(a)(b)	15,179	15,594,373
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	9,340	9,718,980
		179,250,434
Food — 2.5%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	24,227	23,252,205
4.63%, 01/15/27(a)	24,273	24,254,876
4.88%, 02/15/30(a)(b)	18,418	18,169,128
5.50%, 03/31/31(a)(b)	10,765	10,784,043
5.75%, 03/31/34(a)(b)	29,810	29,317,350
5.88%, 02/15/28(a)(b)	13,363	13,366,955
6.25%, 03/15/33(a)(b)	11,240	11,477,180
6.50%, 02/15/28(a)	14,019	14,243,500
Albertsons Companies, Inc., 5.63%, 03/31/32(a)	19,110	19,090,637
B&G Foods, Inc.
5.25%, 09/15/27(b)	8,689	8,396,693
8.00%, 09/15/28(a)	14,239	13,438,115
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)	7,300	6,852,014
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% Cash or 9.50% PIK)(a)(e)	10,740	11,446,853
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28(a)(b)	8,730	8,685,588
7.63%, 07/01/29(a)	10,206	10,614,750
Fiesta Purchaser, Inc.
7.88%, 03/01/31(a)	9,376	9,643,075
9.63%, 09/15/32(a)(b)	8,259	8,354,747
Froneri Lux FinCo SARL, 6.00%, 08/01/32(a)	10,365	10,495,818
Ingles Markets, Inc., 4.00%, 06/15/31(a)(b)	7,174	6,789,106
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)(b)	18,666	19,557,581
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)(b)	17,733	17,119,357
4.38%, 01/31/32(a)	13,019	12,403,405
4.88%, 05/15/28(a)(b)	9,276	9,291,834
Performance Food Group, Inc.
4.25%, 08/01/29(a)	18,093	17,715,801
5.50%, 10/15/27(a)	19,183	19,193,397
6.13%, 09/15/32(a)(b)	18,052	18,540,450
Pilgrim's Pride Corp.
3.50%, 03/01/32	15,972	14,761,659
4.25%, 04/15/31	14,174	13,816,807
6.25%, 07/01/33	16,761	17,917,392
6.88%, 05/15/34	8,995	9,950,557
Post Holdings, Inc.
4.50%, 09/15/31(a)	17,774	16,838,451

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.63%, 04/15/30(a)(b)	$24,506	$23,930,401
6.25%, 02/15/32(a)	17,679	18,152,886
6.25%, 10/15/34(a)(b)	10,970	11,048,501
6.38%, 03/01/33(a)(b)	21,397	21,561,072
6.50%, 03/15/36(a)(b)	15,660	15,674,152
Safeway, Inc., 7.25%, 02/01/31(b)	5,091	5,518,318
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(a)	15,652	15,085,105
TreeHouse Foods, Inc., 4.00%, 09/01/28(b)	9,833	9,764,882
U.S. Foods, Inc.
4.63%, 06/01/30(a)	9,084	8,948,100
4.75%, 02/15/29(a)	15,829	15,765,616
5.75%, 04/15/33(a)(b)	9,060	9,216,651
6.88%, 09/15/28(a)	9,355	9,648,448
7.25%, 01/15/32(a)(b)	9,396	9,858,396
United Natural Foods, Inc., 6.75%, 10/15/28(a)(b)	9,928	9,945,493
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)(b)	16,220	16,061,316
		645,958,661
Food Service — 0.2%
Aramark Services, Inc., 5.00%, 02/01/28(a)	21,467	21,455,217
TKC Holdings, Inc.
6.88%, 05/15/28(a)(b)	8,168	8,224,580
10.50%, 05/15/29(a)	11,490	11,816,511
		41,496,308
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)(b)	6,248	6,177,539
Domtar Corp., 6.75%, 10/01/28(a)(b)	11,390	9,461,217
Magnera Corp.
4.75%, 11/15/29(a)(b)	9,090	8,213,991
7.25%, 11/15/31(a)(b)	14,410	13,617,642
Mercer International, Inc.
5.13%, 02/01/29(b)	15,206	9,395,990
12.88%, 10/01/28(a)(b)	6,947	5,079,052
		51,945,431
Gas — 0.2%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.57%)(a)(b)(f)	15,605	16,229,840
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	9,545	9,611,938
9.38%, 06/01/28(a)(b)	9,092	9,401,192
9.50%, 06/01/30(a)	9,795	10,497,897
		45,740,867
Health Care - Products — 0.8%
Avantor Funding, Inc.
3.88%, 11/01/29(a)(b)	14,684	14,100,147
4.63%, 07/15/28(a)	28,513	28,293,575
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	25,745	26,839,163
Dentsply Sirona , Inc., 8.38%, 09/12/55, (5-year CMT + 4.38%)(b)(f)	9,820	9,693,369
Embecta Corp., 5.00%, 02/15/30(a)(b)	9,040	8,457,791
Hologic, Inc.
3.25%, 02/15/29(a)(b)	17,201	17,138,163
4.63%, 02/01/28(a)	8,246	8,236,697
Insulet Corp., 6.50%, 04/01/33(a)	8,560	8,908,426
Medline Borrower LP, 5.25%, 10/01/29(a)	43,383	43,457,966
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	5,771	6,152,250
Security	Par (000)	Value
Health Care - Products (continued)
Teleflex, Inc.
4.25%, 06/01/28(a)	$9,478	$9,346,417
4.63%, 11/15/27	8,721	8,673,179
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)(f)	7,467	7,597,799
		196,894,942
Health Care - Services — 4.2%
Acadia Healthcare Co., Inc.
5.00%, 04/15/29(a)(b)	8,770	8,419,741
5.50%, 07/01/28(a)(b)	8,527	8,425,673
7.38%, 03/15/33(a)(b)	9,830	9,710,023
AHP Health Partners, Inc., 5.75%, 07/15/29(a)(b)	6,198	6,042,771
Charles River Laboratories International, Inc.
3.75%, 03/15/29(a)	9,602	9,261,785
4.00%, 03/15/31(a)	9,747	9,237,704
4.25%, 05/01/28(a)	10,267	10,122,042
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)(b)	19,227	17,247,513
5.25%, 05/15/30(a)	26,622	25,102,259
6.00%, 01/15/29(a)	10,877	10,847,632
6.13%, 04/01/30(a)(b)	21,532	17,719,902
6.88%, 04/15/29(a)(b)	21,829	20,072,857
9.75%, 01/15/34(a)(b)	31,630	32,976,900
10.88%, 01/15/32(a)(b)	37,197	40,043,984
Concentra Health Services, Inc., 6.88%, 07/15/32(a)(b)	12,262	12,838,375
DaVita, Inc.
3.75%, 02/15/31(a)	27,255	25,000,766
4.63%, 06/01/30(a)(b)	48,755	46,912,831
6.75%, 07/15/33(a)(b)	17,715	18,182,464
6.88%, 09/01/32(a)(b)	17,580	18,108,138
Encompass Health Corp.
4.50%, 02/01/28	14,990	14,919,504
4.63%, 04/01/31(b)	7,901	7,733,749
4.75%, 02/01/30(b)	14,707	14,639,474
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)(b)	9,000	9,156,078
Global Medical Response, Inc., 7.38%, 10/01/32(a)(b)	14,900	15,406,451
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	11,982	11,316,108
HealthEquity, Inc., 4.50%, 10/01/29(a)	11,687	11,391,992
IQVIA, Inc.
5.00%, 05/15/27(a)	19,272	19,278,488
6.25%, 06/01/32(a)	29,825	30,986,684
6.50%, 05/15/30(a)(b)	9,631	9,976,512
Kedrion SpA, 6.50%, 09/01/29(a)	14,280	14,034,688
LifePoint Health, Inc.
5.38%, 01/15/29(a)(b)	8,891	8,633,176
8.38%, 02/15/32(a)(b)	12,735	13,837,724
9.88%, 08/15/30(a)	13,871	14,881,294
10.00%, 06/01/32(a)(b)	14,105	14,881,053
11.00%, 10/15/30(a)	20,073	21,891,152
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	12,202	11,254,793
3.88%, 05/15/32(a)(b)	12,790	11,509,096
4.38%, 06/15/28(a)	14,799	14,536,001
6.25%, 01/15/33(a)(b)	13,642	13,738,244
6.50%, 02/15/31(a)(b)	13,925	14,271,008
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	13,293	11,365,176
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(e)	13,350	11,214,449

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(e)	$11,890	$12,484,867
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)(b)	19,350	19,994,049
Option Care Health, Inc., 4.38%, 10/31/29(a)	9,461	9,258,690
Pediatrix Medical Group, Inc., 5.38%, 02/15/30(a)(b)	7,532	7,531,443
Prime Healthcare Services, Inc., 9.38%, 09/01/29(a)	26,795	27,900,294
Radiology Partners, Inc.
8.50%, 07/15/32(a)	15,860	16,652,526
9.78%, 02/15/30, (9.78% PIK)(a)(b)(e)	12,989	12,988,538
RCN Corp., 11.63%, 04/15/23(c)	1,183	—
Select Medical Corp., 6.25%, 12/01/32(a)(b)	10,251	9,948,427
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	13,903	14,628,945
Star Parent, Inc., 9.00%, 10/01/30(a)(b)	18,702	19,739,437
Surgery Center Holdings, Inc., 7.25%, 04/15/32(a)(b)	18,501	18,627,043
Team Health Holdings, Inc., 8.38%, 06/30/28(a)	6,130	6,204,602
Tenet Healthcare Corp.
4.25%, 06/01/29	25,540	25,098,771
4.38%, 01/15/30	26,396	25,937,971
4.63%, 06/15/28(b)	11,056	11,025,137
5.13%, 11/01/27	27,843	27,850,601
5.50%, 11/15/32(a)(b)	22,795	23,029,683
6.00%, 11/15/33(a)(b)	10,140	10,434,385
6.13%, 10/01/28	27,407	27,435,092
6.13%, 06/15/30	35,614	36,344,408
6.75%, 05/15/31	24,400	25,343,133
6.88%, 11/15/31(b)	7,181	7,847,979
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	17,980	18,058,735
		1,081,491,010
Holding Companies - Diversified — 0.6%
Clue Opco LLC, 9.50%, 10/15/31(a)(b)	13,485	14,296,608
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(a)(b)	5,788	5,163,964
5.25%, 04/15/29(a)	19,470	18,150,563
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/56, (5-year CMT + 4.30%)(f)	5,650	5,926,850
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	11,450	10,106,831
5.25%, 05/15/27(b)	24,234	23,974,403
9.00%, 06/15/30(b)	12,163	11,868,129
9.75%, 01/15/29(b)	12,349	12,424,242
10.00%, 11/15/29(a)	17,815	17,982,212
Prospect Capital Corp., 3.44%, 10/15/28(b)	4,710	4,188,283
Stena International SA
7.25%, 01/15/31(a)	15,439	15,862,373
7.63%, 02/15/31(a)(b)	7,694	7,962,636
		147,907,094
Home Builders — 1.2%
Adams Homes, Inc., 9.25%, 10/15/28(a)(b)	7,198	7,507,572
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)	6,248	5,984,256
4.63%, 04/01/30(a)	7,148	6,763,718
6.88%, 08/01/33(a)	8,030	8,101,612
Security	Par (000)	Value
Home Builders (continued)
Beazer Homes USA, Inc.
5.88%, 10/15/27	$6,919	$6,892,322
7.25%, 10/15/29(b)	6,674	6,754,802
7.50%, 03/15/31(a)(b)	4,740	4,822,907
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	8,750	8,168,489
5.00%, 06/15/29(a)(b)	6,431	6,227,348
6.25%, 09/15/27(a)(b)	11,728	11,729,126
Century Communities, Inc.
3.88%, 08/15/29(a)	8,984	8,549,882
6.63%, 09/15/33(a)(b)	8,780	8,892,129
Dream Finders Homes, Inc.
6.88%, 09/15/30(a)(b)	5,495	5,565,649
8.25%, 08/15/28(a)	5,934	6,100,223
Empire Communities Corp., 9.75%, 05/01/29(a)(b)	8,546	8,830,804
Forestar Group, Inc.
5.00%, 03/01/28(a)	6,343	6,338,388
6.50%, 03/15/33(a)(b)	9,091	9,295,057
Installed Building Products, Inc., 5.63%, 02/01/34(a)	6,485	6,522,277
K Hovnanian Enterprises, Inc.
8.00%, 04/01/31(a)(b)	7,760	7,949,848
8.38%, 10/01/33(a)(b)	7,770	7,940,901
KB Home
4.00%, 06/15/31(b)	7,297	6,888,616
4.80%, 11/15/29(b)	5,649	5,624,159
6.88%, 06/15/27	5,977	6,102,308
7.25%, 07/15/30(b)	6,361	6,547,835
LGI Homes, Inc.
4.00%, 07/15/29(a)(b)	5,484	5,032,862
7.00%, 11/15/32(a)(b)	7,068	6,893,545
8.75%, 12/15/28(a)(b)	8,009	8,346,427
M/I Homes, Inc.
3.95%, 02/15/30(b)	5,761	5,544,462
4.95%, 02/01/28	7,727	7,706,649
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	11,200	10,936,163
6.00%, 12/15/33(a)	8,650	8,499,219
New Home Co., Inc.(The)
8.50%, 11/01/30(a)(b)	6,920	7,208,204
9.25%, 10/01/29(a)	7,013	7,389,802
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28(b)	8,992	8,975,000
4.75%, 04/01/29(b)	5,844	5,767,547
STL Holding Co. LLC, 8.75%, 02/15/29(a)(b)	6,719	7,065,559
Taylor Morrison Communities, Inc.
5.13%, 08/01/30(a)(b)	9,183	9,241,670
5.75%, 01/15/28(a)	8,871	9,040,436
5.75%, 11/15/32(a)	7,655	7,857,245
Thor Industries, Inc., 4.00%, 10/15/29(a)(b)	9,279	8,918,781
Tri Pointe Homes, Inc.
5.25%, 06/01/27(b)	5,759	5,775,523
5.70%, 06/15/28	6,818	6,891,641
		311,190,963
Home Furnishings — 0.4%
FXI Holdings, Inc.
11.00%, 11/15/30(a)(b)	12,671	11,673,262
14.00%, 11/15/29, (14.00 % Cash)(a)(b)(e)	6,201	3,534,790

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
Somnigroup International, Inc.
3.88%, 10/15/31(a)	$14,168	$13,220,844
4.00%, 04/15/29(a)	14,699	14,260,386
Whirlpool Corp.
2.40%, 05/15/31	4,765	3,992,972
4.50%, 06/01/46(b)	8,475	6,147,850
4.60%, 05/15/50(b)	8,410	6,091,100
4.70%, 05/14/32(b)	5,586	5,083,587
4.75%, 02/26/29(b)	12,380	12,223,378
5.15%, 03/01/43(b)	4,070	3,321,146
5.50%, 03/01/33(b)	5,240	4,909,742
5.75%, 03/01/34(b)	5,395	5,079,006
6.13%, 06/15/30(b)	10,710	10,737,921
6.50%, 06/15/33(b)	10,665	10,524,135
		110,800,119
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	10,244	9,484,586
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/31(a)	9,816	6,895,740
10.75%, 06/30/32(a)	7,999	3,859,517
		20,239,843
Housewares — 0.5%
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	13,822	12,194,388
Central Garden & Pet Co.
4.13%, 10/15/30(b)	9,543	9,162,539
4.13%, 04/30/31(a)(b)	7,539	7,135,098
5.13%, 02/01/28	6,535	6,529,850
Newell Brands, Inc.
6.38%, 09/15/27(b)	8,556	8,628,204
6.38%, 05/15/30(b)	13,232	13,078,908
6.63%, 09/15/29(b)	9,024	9,033,584
6.63%, 05/15/32(b)	9,187	8,997,141
7.38%, 04/01/36(b)	7,335	7,096,497
7.50%, 04/01/46	11,143	9,409,336
8.50%, 06/01/28(a)	22,790	23,894,062
Scotts Miracle-Gro Co.(The)
4.00%, 04/01/31(b)	8,759	8,245,088
4.38%, 02/01/32(b)	7,445	7,018,555
4.50%, 10/15/29(b)	8,167	8,041,602
		138,464,852
Insurance — 2.9%
Acrisure LLC/Acrisure Finance, Inc.
4.25%, 02/15/29(a)(b)	12,481	12,090,221
6.00%, 08/01/29(a)(b)	8,961	8,848,988
6.75%, 07/01/32(a)(b)	9,710	9,954,711
7.50%, 11/06/30(a)(b)	19,544	20,233,739
8.25%, 02/01/29(a)	16,410	17,014,758
8.50%, 06/15/29(a)	8,639	9,034,157
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	11,932	11,784,641
5.88%, 11/01/29(a)	8,014	7,988,653
6.50%, 10/01/31(a)(b)	17,685	18,177,527
6.75%, 10/15/27(a)	23,338	23,404,000
6.75%, 04/15/28(a)	20,940	21,286,452
7.00%, 01/15/31(a)(b)	26,032	26,988,859
7.38%, 10/01/32(a)(b)	12,102	12,528,196
American National Group, Inc., 7.00%, 12/01/55, (5-year CMT + 3.18%)(f)	7,980	8,059,082
Security	Par (000)	Value
Insurance (continued)
AmWINS Group, Inc.
4.88%, 06/30/29(a)	$14,394	$14,201,735
6.38%, 02/15/29(a)	14,277	14,649,373
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(a)(b)	6,225	6,346,823
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)(b)	13,463	13,667,234
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	23,319	24,106,673
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	26,810	27,646,958
Assurant, Inc., 7.00%, 03/27/48, (3-mo. SOFR US + 4.13%)(b)(f)	7,256	7,470,899
Asurion LLC and Asurion Co-Issuer, Inc.
8.00%, 12/31/32(a)	53,275	55,661,959
8.38%, 02/01/34(a)	40,325	40,766,965
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)(b)	11,234	11,552,192
Broadstreet Partners Group LLC, 5.88%, 04/15/29(a)(b)	12,951	12,920,401
Fidelis Insurance Holdings Ltd., 7.75%, 06/15/55, (5-year CMT + 4.28%)(b)(f)	5,300	5,727,954
Global Atlantic Fin Co.
7.25%, 03/01/56, (5-year CMT + 3.55%)(a)(f)	7,285	7,344,737
7.95%, 10/15/54, (5-year CMT + 3.61%)(a)(f)	10,861	11,226,245
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)(b)	17,824	18,434,846
8.13%, 02/15/32(a)	7,675	7,820,342
8.13%, 02/15/32(a)	8,728	8,893,282
HUB International Ltd.
5.63%, 12/01/29(a)(b)	9,949	9,938,568
7.25%, 06/15/30(a)	57,987	60,500,968
7.38%, 01/31/32(a)(b)	34,252	35,879,176
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/33(a)	5,750	5,604,714
8.50%, 03/15/30(a)	13,907	14,541,076
Liberty Mutual Group, Inc.
4.30%, 02/01/61(a)(b)	12,610	8,425,567
7.80%, 03/07/87(a)	6,982	8,004,998
Nassau Companies of New York (The), 7.88%, 07/15/30(a)(b)	7,480	7,129,653
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	53,245	54,838,410
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	7,312	7,123,552
5.88%, 08/01/32(a)(b)	21,212	21,564,412
USI, Inc./New York, 7.50%, 01/15/32(a)(b)	11,454	11,990,849
		741,374,545
Internet — 1.9%
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	8,826	8,075,790
Arches Buyer, Inc.
4.25%, 06/01/28(a)	17,565	17,275,162
6.13%, 12/01/28(a)(b)	8,513	8,323,534
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	6,792	6,761,505
5.63%, 09/15/28(a)(b)	7,831	7,828,784
Cars.com, Inc., 6.38%, 11/01/28(a)	7,011	6,995,122

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/32(a)(b)	$10,770	$9,889,698
7.00%, 06/15/27(a)(b)	4,985	4,955,055
7.00%, 06/15/27(a)(b)	8,017	7,982,528
Gen Digital, Inc.
6.25%, 04/01/33(a)	17,355	17,438,634
6.75%, 09/30/27(a)	16,873	17,013,987
7.13%, 09/30/30(a)(b)	10,811	11,080,421
Getty Images, Inc.
10.50%, 11/15/30(a)(b)	11,015	11,153,485
11.25%, 02/21/30(a)(b)	5,665	5,070,701
14.00%, 03/01/28(a)(b)	6,643	6,194,597
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/29(a)(b)	14,940	14,196,545
5.25%, 12/01/27(a)	10,854	10,840,307
GrubHub Holdings, Inc., 13.00%, 07/31/30, (13.00% PIK)(a)(b)(e)	9,304	7,613,804
ION Platform Finance U.S., Inc./ION Platform Finance Sarl
4.63%, 05/01/28(a)	6,076	5,669,791
5.00%, 05/01/28(a)	6,094	5,753,153
5.75%, 05/15/28(a)	7,905	7,495,254
9.00%, 08/01/29(a)	8,760	8,410,387
9.50%, 05/30/29(a)(b)	13,594	13,109,257
Series 144@, 8.75%, 05/01/29(a)(b)	12,276	11,700,879
Match Group Holdings II LLC
3.63%, 10/01/31(a)	8,902	8,061,317
4.13%, 08/01/30(a)	8,662	8,164,449
4.63%, 06/01/28(a)	9,576	9,484,632
5.00%, 12/15/27(a)	8,568	8,566,353
5.63%, 02/15/29(a)(b)	6,432	6,431,587
6.13%, 09/15/33(a)	12,455	12,501,248
Newfold Digital Holdings Group, Inc.
11.75%, 04/30/29(a)(b)	6,756	6,097,577
11.75%, 04/30/29(a)	7,255	4,440,157
Rakuten Group, Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(f)(h)	17,505	16,924,553
8.13%, (5-year CMT + 4.25%)(a)(f)(h)	9,670	10,008,326
9.75%, 04/15/29(a)	34,857	39,052,170
11.25%, 02/15/27(a)	31,845	33,923,108
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(e)	13,138	12,754,834
Snap, Inc.
6.88%, 03/01/33(a)(b)	26,420	27,111,015
6.88%, 03/15/34(a)	9,780	9,986,599
Wayfair LLC
6.75%, 11/15/32(a)(b)	8,815	9,110,937
7.25%, 10/31/29(a)(b)	14,915	15,594,945
7.75%, 09/15/30(a)	12,789	13,596,242
Ziff Davis, Inc., 4.63%, 10/15/30(a)(b)	8,657	8,185,341
ZipRecruiter, Inc., 5.00%, 01/15/30(a)(b)	9,388	6,514,041
		497,337,811
Iron & Steel — 1.1%
Algoma Steel, Inc., 9.13%, 04/15/29(a)(b)	6,084	5,218,098
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	8,819	8,900,840
Carpenter Technology Corp., 5.63%, 03/01/34(a)	10,205	10,355,738
Security	Par (000)	Value
Iron & Steel (continued)
Champion Iron Canada, Inc., 7.88%, 07/15/32(a)(b)	$9,165	$9,803,865
Cleveland-Cliffs, Inc.
4.63%, 03/01/29(a)(b)	6,362	6,260,024
4.88%, 03/01/31(a)(b)	5,890	5,647,459
6.75%, 04/15/30(a)	13,617	13,923,900
6.88%, 11/01/29(a)	16,401	17,044,034
7.00%, 03/15/32(a)(b)	25,274	25,937,089
7.38%, 05/01/33(a)(b)	16,005	16,701,874
7.50%, 09/15/31(a)(b)	15,000	15,829,110
7.63%, 01/15/34(a)(b)	19,923	20,865,896
Commercial Metals Co.
3.88%, 02/15/31	5,723	5,432,335
4.13%, 01/15/30(b)	6,690	6,490,658
4.38%, 03/15/32(b)	5,466	5,223,469
5.75%, 11/15/33(a)	13,885	14,116,838
6.00%, 12/15/35(a)	15,570	15,908,013
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)(b)	2,700	2,827,964
Mineral Resources Ltd.
7.00%, 04/01/31(a)(b)	10,270	10,793,314
8.00%, 11/01/27(a)(b)	11,257	11,511,646
8.50%, 05/01/30(a)(b)	11,208	11,618,625
9.25%, 10/01/28(a)	20,106	21,119,530
U.S. Steel Corp.
6.65%, 06/01/37	4,587	4,829,152
6.88%, 03/01/29(b)	8,119	8,142,618
		274,502,089
Leisure Time — 1.6%
Acushnet Co., 5.63%, 12/01/33(a)(b)	7,410	7,479,654
Amer Sports Co., 6.75%, 02/16/31(a)(b)	14,843	15,460,335
Carnival Corp.
5.13%, 05/01/29(a)(b)	22,530	22,794,062
5.75%, 03/15/30(a)	18,520	19,071,044
5.75%, 08/01/32(a)	51,415	52,804,439
5.88%, 06/15/31(a)	17,690	18,285,679
6.13%, 02/15/33(a)	36,085	37,120,928
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/32(a)(b)	9,055	8,662,353
Life Time, Inc., 6.00%, 11/15/31(a)(b)	9,249	9,482,907
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)(b)	11,855	12,375,873
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	8,853	7,122,015
NCL Corp. Ltd.
5.88%, 01/15/31(a)(b)	21,075	21,132,686
6.25%, 03/01/30(a)(b)	5,855	5,984,173
6.25%, 09/15/33(a)(b)	14,930	15,012,488
6.75%, 02/01/32(a)(b)	31,602	32,385,919
7.75%, 02/15/29(a)(b)	10,745	11,483,074
NCL Finance Ltd., 6.13%, 03/15/28(a)	9,824	10,098,198
Patrick Industries, Inc.
4.75%, 05/01/29(a)	6,618	6,551,074
6.38%, 11/01/32(a)(b)	9,203	9,419,059
Sabre GLBL, Inc.
10.75%, 11/15/29(a)(b)	5,911	4,824,440
10.75%, 03/15/30(a)(b)	10,453	8,388,533
11.13%, 07/15/30(a)(b)	22,965	18,572,944
Viking Cruises Ltd.
5.88%, 10/15/33(a)(b)	25,480	25,831,411
7.00%, 02/15/29(a)	7,970	8,002,135
9.13%, 07/15/31(a)	11,341	12,095,970

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(b)	$6,505	$6,505,273
VOC Escrow Ltd., 5.00%, 02/15/28(a)	12,563	12,554,877
		419,501,543
Lodging — 1.6%
Boyd Gaming Corp.
4.75%, 12/01/27	17,949	17,942,188
4.75%, 06/15/31(a)(b)	16,250	15,829,504
Full House Resorts, Inc., 8.25%, 02/15/28(a)(b)	7,250	6,606,562
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)	11,505	11,890,340
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/32(a)	26,768	24,780,398
3.75%, 05/01/29(a)	14,656	14,266,275
4.00%, 05/01/31(a)	19,597	18,706,261
4.88%, 01/15/30(b)	17,738	17,772,660
5.50%, 03/31/34(a)	9,029	9,072,556
5.75%, 09/15/33(a)(b)	14,855	15,133,531
5.88%, 04/01/29(a)	11,379	11,642,230
5.88%, 03/15/33(a)	18,365	18,844,694
6.13%, 04/01/32(a)	8,335	8,609,488
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	8,986	8,381,348
5.00%, 06/01/29(a)(b)	15,257	14,834,125
6.63%, 01/15/32(a)	16,210	16,569,538
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	9,758	9,761,484
Marriott Ownership Resorts, Inc.
4.50%, 06/15/29(a)(b)	9,238	8,813,025
4.75%, 01/15/28(b)	7,073	6,977,781
6.50%, 10/01/33(a)(b)	10,060	9,572,014
MGM Resorts International
4.75%, 10/15/28(b)	13,563	13,537,685
5.50%, 04/15/27(b)	12,056	12,132,712
6.13%, 09/15/29(b)	15,387	15,737,901
6.50%, 04/15/32(b)	13,599	13,921,432
Station Casinos LLC
4.50%, 02/15/28(a)(b)	13,157	13,096,919
4.63%, 12/01/31(a)(b)	9,071	8,708,170
6.63%, 03/15/32(a)(b)	9,401	9,615,634
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	11,532	11,241,584
4.63%, 03/01/30(a)(b)	6,345	6,192,755
6.00%, 04/01/27	8,383	8,488,086
6.13%, 09/01/33(a)	8,830	8,923,792
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(a)(b)	9,857	9,743,429
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	16,980	17,075,428
		414,421,529
Machinery — 0.7%
ATS Corp., 4.13%, 12/15/28(a)(b)	6,876	6,708,589
BWX Technologies, Inc.
4.13%, 06/30/28(a)	8,086	7,965,963
4.13%, 04/15/29(a)	7,586	7,429,475
Chart Industries, Inc.
7.50%, 01/01/30(a)	26,616	27,693,016
9.50%, 01/01/31(a)	7,710	8,117,134
Security	Par (000)	Value
Machinery (continued)
Columbus McKinnon Corp/NY, 7.13%, 02/01/33(a)	$2,705	$2,719,066
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)	10,350	10,316,880
Esab Corp., 6.25%, 04/15/29(a)	13,528	13,900,453
GrafTech Finance, Inc., 4.63%, 12/23/29(a)(b)	8,653	6,405,055
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(a)	7,825	6,656,043
Lsf12 Helix Parent LLC, 7.13%, 02/01/33(a)	5,050	5,064,824
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)(b)	5,589	6,070,258
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	9,414	10,029,506
Mueller Water Products, Inc., 4.00%, 06/15/29(a)	8,548	8,318,894
SPX FLOW, Inc., 8.75%, 04/01/30(a)	9,308	9,563,458
Terex Corp.
5.00%, 05/15/29(a)	11,174	11,138,653
6.25%, 10/15/32(a)(b)	13,455	13,776,698
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	28,789	28,797,378
		190,671,343
Manufacturing — 0.8%
Amsted Industries, Inc.
4.63%, 05/15/30(a)	7,653	7,570,403
6.38%, 03/15/33(a)(b)	9,270	9,593,903
Avient Corp.
6.25%, 11/01/31(a)(b)	12,063	12,402,303
7.13%, 08/01/30(a)(b)	13,807	14,201,949
Axon Enterprise, Inc.
6.13%, 03/15/30(a)	17,500	17,989,107
6.25%, 03/15/33(a)(b)	13,550	14,039,833
Calderys Financing II LLC, 11.75%, 06/01/28, (11.75% Cash and 12.50% PIK)(a)(b)(e)	5,716	5,932,747
Calderys Financing LLC, 11.25%, 06/01/28(a)	8,578	8,937,513
Enpro, Inc., 6.13%, 06/01/33(a)	8,310	8,544,915
Entegris, Inc.
3.63%, 05/01/29(a)(b)	7,344	7,076,832
4.38%, 04/15/28(a)(b)	7,285	7,230,422
4.75%, 04/15/29(a)	28,773	28,751,248
5.95%, 06/15/30(a)(b)	15,999	16,325,236
Hillenbrand, Inc.
3.75%, 03/01/31(b)	6,706	6,753,123
6.25%, 02/15/29(b)	8,960	9,046,607
LSB Industries, Inc., 6.25%, 10/15/28(a)(b)	8,887	8,896,545
Maxam Prill Sarl, 7.75%, 07/15/30(a)(b)	9,115	9,496,554
Trinity Industries, Inc., 7.75%, 07/15/28(a)	10,913	11,264,519
		204,053,759
Media — 7.0%
AMC Networks, Inc.
4.25%, 02/15/29(b)	2,326	2,032,490
10.25%, 01/15/29(a)(b)	16,375	17,074,098
10.50%, 07/15/32(a)(b)	8,025	8,652,467
Block Communications, Inc., 4.88%, 03/01/28(a)(b)	5,701	5,594,027
Cable One, Inc., 4.00%, 11/15/30(a)(b)	9,884	7,194,122
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	53,094	48,609,952
4.25%, 01/15/34(a)(b)	35,389	29,892,755
4.50%, 08/15/30(a)(b)	47,936	45,052,213
4.50%, 05/01/32(b)	50,390	45,219,349

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.50%, 06/01/33(a)(b)	$30,595	$26,769,644
4.75%, 03/01/30(a)	54,205	51,782,091
4.75%, 02/01/32(a)(b)	20,530	18,751,799
5.00%, 02/01/28(a)	44,030	43,787,580
5.13%, 05/01/27(a)	56,880	56,903,286
5.38%, 06/01/29(a)	26,071	25,781,740
6.38%, 09/01/29(a)	26,402	26,654,377
7.00%, 02/01/33(a)(b)	20,319	20,515,234
7.38%, 03/01/31(a)(b)	19,480	20,037,420
7.38%, 02/01/36(a)(b)	22,185	22,211,599
CSC Holdings LLC
3.38%, 02/15/31(a)	17,410	10,377,269
4.13%, 12/01/30(a)	19,143	11,608,392
4.50%, 11/15/31(a)	26,294	15,950,419
4.63%, 12/01/30(a)	40,160	14,982,163
5.00%, 11/15/31(a)	8,560	3,176,677
5.38%, 02/01/28(a)	17,340	12,941,673
5.50%, 04/15/27(a)	21,870	19,303,413
5.75%, 01/15/30(a)	39,055	15,350,734
6.50%, 02/01/29(a)	30,467	19,507,929
7.50%, 04/01/28(a)	18,303	10,951,234
11.25%, 05/15/28(a)	17,375	13,925,811
11.75%, 01/31/29(a)	35,976	26,232,480
Cumulus Media New Holdings, Inc., 8.00%, 07/01/29(a)	2,980	819,500
Directv Financing LLC
8.88%, 02/01/30(a)(b)	14,208	14,393,625
8.88%, 02/01/30(a)	27,205	27,545,307
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88%, 08/15/27(a)	25,434	25,557,889
10.00%, 02/15/31(a)(b)	36,640	37,742,461
Discovery Communications LLC
3.63%, 05/15/30(b)	16,050	14,827,150
3.95%, 03/20/28	22,995	22,592,587
4.13%, 05/15/29(b)	8,190	7,955,684
5.00%, 09/20/37	8,930	6,898,246
6.35%, 06/01/40	8,595	7,093,539
DISH DBS Corp.
5.25%, 12/01/26(a)	13,217	12,845,095
5.75%, 12/01/28(a)	43,648	42,239,361
7.38%, 07/01/28	17,374	16,689,138
5.13%, 06/01/29	25,843	22,871,498
DISH Network Corp., 11.75%, 11/15/27(a)	53,346	55,210,869
EW Scripps Co. (The), 9.88%, 08/15/30(a)	13,330	13,284,047
Gray Media, Inc.
7.25%, 08/15/33(a)(b)	14,190	14,527,339
9.63%, 07/15/32(a)	20,245	20,871,614
Gray Television, Inc.
4.75%, 10/15/30(a)	13,690	10,565,950
5.38%, 11/15/31(a)(b)	21,141	15,695,533
10.50%, 07/15/29(a)(b)	20,759	22,297,553
iHeartCommunications, Inc.
4.75%, 01/15/28(a)(b)	2,810	2,556,997
7.75%, 08/15/30(a)	11,777	10,082,853
9.13%, 05/01/29(a)	12,881	12,172,781
10.88%, 05/01/30(a)(b)	11,139	9,240,583
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)	14,910	9,915,139
6.75%, 10/15/27(a)	20,625	14,385,938
Security	Par (000)	Value
Media (continued)
Liberty Interactive LLC
8.25%, 02/01/30	$4,240	$276,957
8.50%, 07/15/29	2,777	180,505
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)	15,310	15,377,854
7.38%, 09/01/31(a)	11,045	11,611,697
8.00%, 08/01/29(a)	10,357	10,451,238
Midcontinent Communications, 8.00%, 08/15/32(a)(b)	11,266	10,839,801
Nexstar Media, Inc.
4.75%, 11/01/28(a)(b)	19,132	19,016,485
5.63%, 07/15/27(a)	29,086	29,093,446
Paramount Global
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(f)	11,071	10,060,771
6.38%, 03/30/62, (5-year CMT + 4.00%)(b)(f)	17,005	15,991,502
Radiate Holdco LLC/Radiate Finance, Inc., 9.25%, 03/25/30, (9.25% PIK)(a)(e)	9,400	6,650,448
Scripps Escrow II, Inc.
3.88%, 01/15/29(a)(b)	8,982	8,289,529
5.38%, 01/15/31(a)(b)	6,382	4,733,946
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)(b)	9,174	8,085,780
8.13%, 02/15/33(a)	26,350	27,256,967
Sirius XM Radio LLC
3.88%, 09/01/31(a)(b)	26,446	24,154,567
4.00%, 07/15/28(a)	36,695	35,844,397
4.13%, 07/01/30(a)(b)	26,098	24,610,912
5.00%, 08/01/27(a)(b)	26,501	26,454,936
5.50%, 07/01/29(a)(b)	22,439	22,539,459
Sunrise FinCo I BV, 4.88%, 07/15/31(a)(b)	21,796	20,876,645
TEGNA, Inc.
4.63%, 03/15/28	18,767	18,636,440
5.00%, 09/15/29	19,003	18,870,731
Univision Communications, Inc.
4.50%, 05/01/29(a)	18,359	17,535,683
7.38%, 06/30/30(a)(b)	16,577	16,794,225
8.00%, 08/15/28(a)(b)	26,197	27,035,225
8.50%, 07/31/31(a)(b)	22,034	22,978,311
9.38%, 08/01/32(a)(b)	26,145	28,149,171
Urban One, Inc., 7.63%, 04/01/31(a)(b)	4,638	2,060,663
Versant Media Group, Inc., 7.25%, 01/30/31(a)(b)	14,123	14,473,103
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	16,143	14,105,290
Virgin Media O2 Vendor Financing Notes VI DAC, 8.50%, 03/15/33(a)	8,805	8,728,034
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	15,943	14,728,312
5.50%, 05/15/29(a)	24,792	24,452,640
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	9,995	9,995,000
VZ Secured Financing BV
5.00%, 01/15/32(a)(b)	27,395	24,736,532
7.50%, 01/15/33(a)(b)	20,330	20,392,266
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	8,952	7,864,767
Ziggo BV, 4.88%, 01/15/30(a)	17,554	16,572,105
		1,808,209,053
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27(a)	6,723	6,714,310

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
6.38%, 06/15/30(a)(b)	$9,057	$9,260,176
Park-Ohio Industries, Inc., 8.50%, 08/01/30(a)(b)	6,065	6,228,391
Roller Bearing Co of America, Inc., 4.38%, 10/15/29(a)(b)	9,500	9,355,088
TMS International Corp./DE, 6.25%, 04/15/29(a)	6,468	6,306,300
		37,864,265
Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	8,935	8,800,050
7.13%, 03/15/31(a)	13,207	13,970,748
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	9,035	9,320,136
6.38%, 09/15/32(a)	8,950	9,304,071
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	12,830	13,587,547
11.50%, 10/01/31(a)	8,814	9,712,270
Century Aluminum Co., 6.88%, 08/01/32(a)(b)	7,420	7,683,904
Coeur Mining, Inc., 5.13%, 02/15/29(a)(b)	5,777	5,768,690
Compass Minerals International, Inc., 8.00%, 07/01/30(a)(b)	12,300	13,045,820
Constellium SE
3.75%, 04/15/29(a)(b)	8,610	8,334,615
5.63%, 06/15/28(a)(b)	6,771	6,776,965
6.38%, 08/15/32(a)(b)	6,659	6,886,352
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	9,018	9,063,117
Fortescue Treasury Pty Ltd.
4.38%, 04/01/31(a)(b)	17,512	16,920,096
4.50%, 09/15/27(a)	10,965	10,964,111
5.88%, 04/15/30(a)	8,136	8,371,450
6.13%, 04/15/32(a)(b)	13,985	14,564,343
Hecla Mining Co., 7.25%, 02/15/28(b)	4,052	4,057,118
Hudbay Minerals, Inc., 6.13%, 04/01/29(a)(b)	10,618	10,715,059
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	7,853	7,884,726
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	5,405	5,624,048
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	10,995	10,614,288
5.88%, 03/01/34(a)(b)	7,470	7,525,524
New Gold, Inc., 6.88%, 04/01/32(a)(b)	7,640	8,116,927
Novelis Corp.
3.88%, 08/15/31(a)(b)	13,667	12,506,228
4.75%, 01/30/30(a)	27,593	26,746,725
6.38%, 08/15/33(a)(b)	11,955	12,177,781
6.88%, 01/30/30(a)(b)	14,217	14,735,224
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)(b)	6,978	7,245,533
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	9,491	10,074,146
		311,097,612
Office & Business Equipment — 0.1%
Xerox Corp.
4.80%, 03/01/35	3,737	989,899
6.75%, 12/15/39	5,076	1,544,024
10.25%, 10/15/30(a)	7,070	5,828,843
13.50%, 04/15/31(a)(b)	8,805	6,405,637
Xerox Holdings Corp.
5.50%, 08/15/28(a)	12,351	5,435,519
8.88%, 11/30/29(a)	8,327	3,056,537
Zebra Technologies Corp., 6.50%, 06/01/32(a)	9,599	9,887,316
		33,147,775
Office Furnishings — 0.0%
HNI Corp., 5.13%, 01/18/29(a)(b)	7,260	7,169,980
Security	Par (000)	Value
Oil & Gas — 5.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)(b)	$18,364	$19,324,364
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	7,988	8,042,167
6.63%, 10/15/32(a)	10,675	11,063,303
6.63%, 07/15/33(a)	8,890	9,205,533
9.00%, 11/01/27(a)	2,269	2,795,249
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)(b)	3,860	3,909,176
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(b)	20,988	21,536,657
10.38%, 11/15/30(a)(b)	13,621	13,883,215
Breakwater Energy Holdings Sarl, 9.25%, 11/15/30(a)	10,735	11,269,463
California Resources Corp.
7.00%, 01/15/34(a)(b)	3,850	3,883,437
8.25%, 06/15/29(a)(b)	17,210	18,101,136
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28(a)(b)	5,982	6,162,955
9.75%, 02/15/31(a)(b)	5,225	5,388,281
Caturus Energy LLC, 8.50%, 02/15/30(a)	9,045	9,430,588
Chord Energy Corp.
6.00%, 10/01/30(a)(b)	11,205	11,423,478
6.75%, 03/15/33(a)(b)	14,065	14,580,788
CITGO Petroleum Corp., 8.38%, 01/15/29(a)	11,973	12,443,251
Civitas Resources, Inc.
8.38%, 07/01/28(a)	23,868	24,567,285
8.63%, 11/01/30(a)(b)	17,848	18,876,509
8.75%, 07/01/31(a)(b)	24,434	25,664,447
9.63%, 06/15/33(a)(b)	13,290	14,535,100
CNX Resources Corp.
6.00%, 01/15/29(a)	9,425	9,479,665
7.25%, 03/01/32(a)	11,126	11,640,277
7.38%, 01/15/31(a)	9,385	9,719,876
Comstock Resources, Inc.
5.88%, 01/15/30(a)	17,173	16,755,667
6.75%, 03/01/29(a)	28,655	28,802,112
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	17,664	17,094,820
7.63%, 04/01/32(a)	19,757	19,596,624
7.75%, 07/31/29(a)	5,484	5,497,710
8.38%, 01/15/34(a)(b)	10,485	10,584,240
9.75%, 10/15/30(a)(b)	5,830	6,200,307
CVR Energy, Inc.
5.75%, 02/15/28(a)	7,454	7,449,082
7.50%, 02/15/31(a)	4,585	4,575,354
7.88%, 02/15/34(a)	7,855	7,791,280
8.50%, 01/15/29(a)(b)	10,768	11,222,916
DBR Land Holdings LLC, 6.25%, 12/01/30(a)(b)	6,700	6,863,346
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	11,049	11,748,733
EnQuest PLC, 11.63%, 11/01/27(a)(b)	7,958	8,038,853
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	12,615	13,009,685
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	10,782	10,784,588
6.00%, 04/15/30(a)	8,749	8,608,294
6.00%, 02/01/31(a)	10,880	10,507,153
6.25%, 11/01/28(a)	10,803	10,891,693

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 04/15/32(a)	$8,989	$8,621,290
6.88%, 05/15/34(a)	8,672	8,357,447
7.25%, 02/15/35(a)(b)	17,371	16,808,770
8.38%, 11/01/33(a)	10,760	11,171,355
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	14,040	14,634,004
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	8,754	8,748,305
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	7,280	7,559,887
Matador Resources Co.
6.25%, 04/15/33(a)(b)	12,570	12,668,649
6.50%, 04/15/32(a)(b)	16,017	16,309,278
6.88%, 04/15/28(a)	9,175	9,374,575
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31(a)(b)	13,590	13,216,517
Murphy Oil Corp.
5.88%, 12/01/42(b)	5,909	5,177,878
6.00%, 10/01/32(b)	10,960	10,950,821
6.50%, 02/15/34	8,810	8,778,169
Nabors Industries, Inc.
7.63%, 11/15/32(a)(b)	9,805	9,988,393
8.88%, 08/15/31(a)(b)	10,585	10,763,103
9.13%, 01/31/30(a)(b)	12,426	13,122,229
Noble Finance II LLC, 8.00%, 04/15/30(a)	26,461	27,584,400
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)(b)	12,465	12,584,901
8.75%, 06/15/31(a)(b)	9,230	9,541,420
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	15,612	15,588,963
7.88%, 09/15/30(a)(b)	8,911	8,923,048
9.88%, 03/15/30(a)(b)	14,285	15,148,800
Permian Resources Operating LLC
5.88%, 07/01/29(a)	13,197	13,241,329
6.25%, 02/01/33(a)(b)	18,057	18,601,437
7.00%, 01/15/32(a)(b)	17,896	18,760,395
8.00%, 04/15/27(a)	7,797	7,867,898
9.88%, 07/15/31(a)(b)	5,133	5,505,738
Precision Drilling Corp., 6.88%, 01/15/29(a)	7,855	7,944,115
Range Resources Corp., 4.75%, 02/15/30(a)(b)	9,057	8,932,738
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)(b)	1,726	1,765,789
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	11,025	11,549,647
SM Energy Co.
6.50%, 07/15/28(b)	7,051	7,133,652
6.75%, 08/01/29(a)	13,602	13,756,832
7.00%, 08/01/32(a)(b)	13,480	13,514,541
Sunoco LP
4.50%, 10/01/29(a)(b)	13,421	13,133,882
4.63%, 05/01/30(a)	14,131	13,778,823
5.63%, 03/15/31(a)	16,055	16,153,401
5.88%, 07/15/27(a)	10,660	10,668,831
5.88%, 03/15/34(a)(b)	14,300	14,338,081
6.25%, 07/01/33(a)(b)	17,435	17,885,172
6.63%, 08/15/32(a)	8,877	9,155,127
7.00%, 05/01/29(a)	13,283	13,812,075
7.25%, 05/01/32(a)(b)	13,756	14,548,647
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	14,239	14,015,045
4.50%, 04/30/30	14,190	13,855,417
5.88%, 03/15/28	7,140	7,140,264
6.00%, 04/15/27	11,623	11,634,995
Security	Par (000)	Value
Oil & Gas (continued)
7.00%, 09/15/28(a)	$9,155	$9,451,860
Talos Production, Inc.
9.00%, 02/01/29(a)	12,155	12,664,902
9.38%, 02/01/31(a)(b)	11,185	11,848,841
Teine Energy Ltd., 6.88%, 04/15/29(a)	8,084	8,090,305
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)	12,668	12,535,693
Transocean Aquila Ltd., 8.00%, 09/30/28(a)	0	331
Transocean International Ltd.
6.80%, 03/15/38(b)	11,033	9,914,978
7.50%, 04/15/31(b)	7,021	6,918,627
7.88%, 10/15/32(a)(b)	6,255	6,597,999
8.25%, 05/15/29(a)(b)	16,364	16,672,789
8.50%, 05/15/31(a)(b)	15,618	15,897,453
8.75%, 02/15/30(a)	16,985	17,706,002
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	7,683	7,837,684
Valaris Ltd., 8.38%, 04/30/30(a)	20,793	21,726,814
Vermilion Energy, Inc.
6.88%, 05/01/30(a)(b)	6,520	6,515,175
7.25%, 02/15/33(a)(b)	6,650	6,440,180
Vital Energy, Inc., 7.88%, 04/15/32(a)(b)	17,830	17,739,666
W&T Offshore, Inc., 10.75%, 02/01/29(a)(b)	6,082	5,981,267
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	11,004	11,155,701
		1,292,960,997
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.00%, 02/01/34(a)	14,320	14,309,195
6.25%, 04/01/28(a)	14,747	14,784,133
6.63%, 09/01/32(a)(b)	12,790	13,258,076
Bristow Group, Inc.
6.75%, 02/01/33(a)	6,430	6,505,333
6.88%, 03/01/28(a)	7,684	7,692,137
CHC Group LLC, 11.75%, 09/01/30(a)(b)	9,675	9,276,212
Enerflex, Inc., 6.88%, 01/15/31(a)	960	992,147
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(a)	6,337	6,671,429
Kodiak Gas Services LLC
6.50%, 10/01/33(a)(b)	13,175	13,494,928
6.75%, 10/01/35(a)	10,785	11,143,882
7.25%, 02/15/29(a)	14,365	14,899,593
Oceaneering International, Inc., 6.00%, 02/01/28(b)	5,603	5,693,119
SESI LLC, 7.88%, 09/30/30(a)(b)	8,515	8,585,887
Star Holding LLC, 8.75%, 08/01/31(a)	6,281	6,296,338
TGS ASA, 8.50%, 01/15/30(a)(b)	6,355	6,684,604
Tidewater, Inc., 9.13%, 07/15/30(a)	9,040	9,778,396
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/33(a)	11,885	12,039,469
7.13%, 03/15/29(a)(b)	18,806	19,472,090
Viridien, 10.00%, 10/15/30(a)(b)	7,458	8,027,359
WBI Operating LLC
6.25%, 10/15/30(a)(b)	14,625	14,734,687
6.50%, 10/15/33(a)(b)	9,915	10,008,697
Weatherford International Ltd., 6.75%, 10/15/33(a)	19,930	20,642,079
		234,989,790

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 2.1%
Ardagh Group SA
9.50%, 12/01/30(a)	$23,408	$25,293,753
12.00%, 12/01/30, (5.50 % Cash and 6.50 % PIK)(a)(e)	18,381	17,370,045
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)	11,447	11,010,427
4.00%, 09/01/29(a)(b)	19,695	18,708,336
6.25%, 01/30/31(a)(b)	10,970	11,273,551
Ball Corp.
2.88%, 08/15/30(b)	23,817	21,929,181
3.13%, 09/15/31(b)	15,128	13,902,991
5.50%, 09/15/33(b)	13,425	13,645,183
6.00%, 06/15/29(b)	18,066	18,601,048
Cascades, Inc./Cascades USA, Inc.
5.38%, 01/15/28(a)	8,884	8,876,353
6.75%, 07/15/30(a)(b)	7,595	7,862,876
Clearwater Paper Corp., 4.75%, 08/15/28(a)	5,296	5,007,152
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	9,228	9,309,299
6.75%, 04/15/32(a)	25,085	25,280,774
6.88%, 01/15/30(a)	9,045	9,162,585
8.75%, 04/15/30(a)(b)	19,661	19,675,083
Crown Americas LLC
5.25%, 04/01/30	8,990	9,172,083
5.88%, 06/01/33(a)	12,785	13,076,805
Graphic Packaging International LLC
3.50%, 03/15/28(a)	8,949	8,672,266
3.50%, 03/01/29(a)(b)	6,420	6,124,519
3.75%, 02/01/30(a)(b)	7,375	6,965,732
4.75%, 07/15/27(a)(b)	6,561	6,550,035
6.38%, 07/15/32(a)(b)	8,851	8,950,145
Iris Holdings, Inc., 10.00%, 12/15/28(a)(b)	6,954	6,283,976
LABL, Inc.
10.50%, 07/15/27(a)(b)(g)	5,959	268,155
5.88%, 11/01/28(a)(g)	8,709	3,962,595
8.25%, 11/01/29(b)(g)	3,632	163,440
8.63%, 10/01/31(a)(b)(d)(g)	16,562	7,535,710
9.50%, 11/01/28(a)(b)(g)	5,150	2,343,250
Mauser Packaging Solut, 9.25%, 04/15/30(a)	24,595	24,194,188
Mauser Packaging Solut SR, 7.88%, 04/15/30(a)	41,915	42,700,906
OI European Group BV, 4.75%, 02/15/30(a)(b)	6,998	6,771,928
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/27(a)	11,703	11,736,681
7.25%, 05/15/31(a)(b)	12,424	12,644,439
7.38%, 06/01/32(a)(b)	5,453	5,561,581
Sealed Air Corp.
4.00%, 12/01/27(a)	7,888	7,858,010
5.00%, 04/15/29(a)(b)	7,838	7,889,582
6.13%, 02/01/28(a)(b)	13,445	13,645,680
6.50%, 07/15/32(a)(b)	7,665	7,957,381
6.88%, 07/15/33(a)	8,181	8,600,800
7.25%, 02/15/31(a)	7,982	8,311,481
Silgan Holdings, Inc., 4.13%, 02/01/28(b)	11,311	11,210,430
Toucan FinCo Ltd./Toucan FinCo Can Inc/Toucan FinCo US LLC, 9.50%, 05/15/30(a)	17,620	17,004,385
Trident TPI Holdings, Inc., 12.75%, 12/31/28(a)	11,118	11,133,109
TriMas Corp., 4.13%, 04/15/29(a)(b)	7,728	7,533,855
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV
8.25%, 07/15/30(a)(b)	$9,484	$10,120,130
12.25%, 01/15/31(a)	10,505	11,494,666
		543,346,580
Pharmaceuticals — 1.9%
1261229 BC Ltd., 10.00%, 04/15/32(a)	114,154	117,151,340
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	9,050	8,741,123
5.13%, 03/01/30(a)(b)	10,642	10,334,489
6.13%, 08/01/28(a)(b)	5,849	5,870,372
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)(b)	11,320	11,919,609
Bausch Health Americas, Inc., 8.50%, 01/31/27(a)	9,045	8,969,203
Bausch Health Companies, Inc.
4.88%, 06/01/28(a)	6,857	6,342,622
5.00%, 01/30/28(a)	6,376	5,458,143
5.00%, 02/15/29(a)	6,650	5,070,625
5.25%, 01/30/30(a)	11,595	8,246,944
5.25%, 02/15/31(a)	6,510	4,264,050
6.25%, 02/15/29(a)	12,620	9,984,313
7.25%, 05/30/29(a)	4,030	3,203,850
11.00%, 09/30/28(a)	10,768	11,194,197
14.00%, 10/15/30(a)	4,751	4,782,499
BellRing Brands, Inc., 7.00%, 03/15/30(a)(b)	14,970	15,382,403
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.52%)(f)	13,815	14,361,908
7.00%, 03/10/55, (5-year CMT + 2.89%)(f)	40,210	42,085,636
Elanco Animal Health, Inc., 6.65%, 08/28/28	13,792	14,370,905
Endo Finance Holdings, Inc., 8.50%, 04/15/31(a)(b)	18,119	19,171,841
Grifols SA, 4.75%, 10/15/28(a)(b)	13,577	13,375,906
Harrow, Inc., 8.63%, 09/15/30(a)	4,695	4,901,204
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/29(a)(b)	11,018	10,455,982
12.25%, 04/15/29(a)	13,462	14,473,656
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	27,001	26,566,770
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	37,649	36,926,873
5.13%, 04/30/31(a)(b)	28,575	25,950,472
6.75%, 05/15/34(a)(b)	8,736	8,536,654
7.88%, 05/15/34(a)(b)	8,837	8,307,087
Owens & Minor, Inc.
4.50%, 03/31/29(a)(b)	8,384	5,516,128
6.63%, 04/01/30(a)(b)	9,694	5,452,696
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/32(a)(b)	9,030	8,059,275
		495,428,775
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)	13,405	13,428,218
5.75%, 01/15/28(a)	11,756	11,760,667
5.75%, 10/15/33(a)	10,650	10,766,154
5.75%, 07/01/34(a)	10,645	10,752,366
6.63%, 02/01/32(a)(b)	11,129	11,560,828

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	$9,622	$10,026,971
7.25%, 07/15/32(a)	9,336	9,898,121
Buckeye Partners LP
4.13%, 12/01/27	7,483	7,396,802
4.50%, 03/01/28(a)	9,624	9,583,372
5.60%, 10/15/44	5,248	4,751,391
5.85%, 11/15/43(b)	6,969	6,502,099
6.75%, 02/01/30(a)(b)	9,255	9,697,093
6.88%, 07/01/29(a)	11,245	11,690,684
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	7,475	7,262,389
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	24,938	24,798,878
7.50%, 12/15/33(a)(b)	9,275	9,970,514
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	7,961	8,013,590
7.38%, 06/30/33(a)(b)	11,525	11,851,423
8.63%, 03/15/29(a)	19,319	20,204,290
Energy Transfer LP
6.50%, 02/15/56, (5-year CMT + 2.68%)(f)	16,000	16,000,768
6.75%, 02/15/56, (5-year CMT + 2.48%)(f)	13,805	13,903,402
7.13%, 10/01/54, (5-year CMT + 2.83%)(b)(f)	7,465	7,713,950
8.00%, 05/15/54, (5-year CMT + 4.02%)(b)(f)	14,369	15,354,584
Excelerate Energy LP, 8.00%, 05/15/30(a)(b)	6,110	6,533,918
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	10,341	10,385,477
7.88%, 05/15/32(b)	12,565	13,111,741
8.00%, 05/15/33	10,662	11,127,524
8.25%, 01/15/29	12,110	12,624,384
8.88%, 04/15/30	10,064	10,591,444
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29(b)	7,426	7,520,125
7.13%, 07/01/33(a)	7,845	8,035,688
8.25%, 01/15/32(a)(b)	8,373	8,825,577
Harvest Midstream I LP
7.50%, 09/01/28(a)	14,930	15,135,183
7.50%, 05/15/32(a)(b)	9,125	9,531,099
Hess Midstream Operations LP
4.25%, 02/15/30(a)	13,710	13,391,966
5.13%, 06/15/28(a)(b)	10,144	10,146,658
5.50%, 10/15/30(a)(b)	7,282	7,358,803
5.88%, 03/01/28(a)(b)	14,650	14,927,954
6.50%, 06/01/29(a)	11,036	11,422,304
Howard Midstream Energy Partners LLC
6.63%, 01/15/34(a)	11,505	11,808,732
7.38%, 07/15/32(a)	11,122	11,748,224
ITT Holdings LLC, 6.50%, 08/01/29(a)	21,718	20,938,133
Kinetik Holdings LP
5.88%, 06/15/30(a)	18,381	18,600,414
6.63%, 12/15/28(a)	19,536	20,116,571
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)(b)	7,678	7,985,120
NFE Financing LLC, 12.00%, 11/15/29(a)(b)(g)	45,995	16,265,037
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	16,912	17,550,073
8.38%, 02/15/32(a)(b)	22,753	23,814,610
Security	Par (000)	Value
Pipelines (continued)
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)	$11,047	$11,239,339
NuStar Logistics LP
5.63%, 04/28/27(b)	9,996	10,095,930
6.38%, 10/01/30(b)	11,090	11,619,548
Prairie Acquiror LP, 9.00%, 08/01/29(a)	8,020	8,318,352
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	6,341	6,248,531
4.95%, 07/15/29(a)	9,829	9,798,461
6.75%, 03/15/33(a)	9,075	9,572,219
6.88%, 04/15/40(a)	8,913	9,124,470
7.50%, 07/15/38(a)	4,673	5,115,248
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.67%)(b)(f)	10,990	11,617,496
7.63%, 03/01/55, (5-year CMT + 3.95%)(b)(f)	8,095	8,438,860
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)(b)	15,095	15,770,667
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	13,700	13,695,269
6.00%, 12/31/30(a)(b)	12,780	12,968,825
6.00%, 09/01/31(a)	8,755	8,810,314
6.75%, 03/15/34(a)(b)	12,440	12,660,325
7.38%, 02/15/29(a)	15,592	16,163,790
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)	8,842	9,172,853
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	21,544	18,694,694
6.25%, 01/15/30(a)	17,654	18,090,283
3.88%, 08/15/29(a)	22,159	21,051,478
4.13%, 08/15/31(a)	22,450	20,715,505
Venture Global LNG, Inc.
7.00%, 01/15/30(a)(b)	25,910	26,070,538
8.13%, 06/01/28(a)(b)	39,996	40,943,791
8.38%, 06/01/31(a)(b)	39,520	40,421,649
9.50%, 02/01/29(a)	52,277	55,668,209
9.88%, 02/01/32(a)(b)	35,170	37,185,100
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)	31,005	31,913,509
6.50%, 01/15/34(a)	34,920	36,239,917
6.50%, 06/15/34(a)	22,000	22,783,857
6.75%, 01/15/36(a)	35,130	36,825,371
7.50%, 05/01/33(a)(b)	22,765	24,958,818
7.75%, 05/01/35(a)	21,940	24,465,360
		1,228,843,889
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	11,329	11,469,902
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	8,105	7,729,382
5.75%, 01/15/29(a)	10,110	9,976,140
9.75%, 04/15/30(a)	8,690	9,484,744
CoreLogic, Inc., 4.50%, 05/01/28(a)	13,647	13,392,118
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	9,843	9,904,647
8.88%, 09/01/31(a)	7,385	7,870,697
Five Point Operating Co. LP, 8.00%, 10/01/30(a)	7,965	8,278,391
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)	8,064	8,510,681

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Howard Hughes Corp.(The)
4.13%, 02/01/29(a)	$11,599	$11,217,634
4.38%, 02/01/31(a)(b)	12,339	11,685,657
5.38%, 08/01/28(a)	14,100	14,096,980
Hunt Companies, Inc., 5.25%, 04/15/29(a)	10,819	10,560,704
Kennedy-Wilson, Inc.
4.75%, 03/01/29(b)	10,583	10,356,034
4.75%, 02/01/30(b)	10,677	10,261,665
5.00%, 03/01/31(b)	11,263	10,818,224
Newmark Group, Inc., 7.50%, 01/12/29(b)	9,023	9,586,937
		175,200,537
Real Estate Investment Trusts — 2.9%
Apollo Commercial Real Estate Finance, Inc., 4.63%, 06/15/29(a)(b)	8,538	8,506,827
Arbor Realty SR, Inc.
7.88%, 07/15/30(a)(b)	8,505	7,802,040
8.50%, 12/15/28(a)(b)	5,505	5,364,364
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(a)	7,570	8,114,434
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	8,180	8,021,230
4.55%, 10/01/29(b)	6,015	5,724,734
6.13%, 01/15/31(b)	3,125	3,027,798
8.30%, 03/15/28	6,983	7,379,970
8.88%, 04/12/29(b)	9,460	10,164,136
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	9,038	8,923,932
Diversified Healthcare Trust
4.38%, 03/01/31	9,408	8,394,376
4.75%, 02/15/28(b)	9,443	9,114,214
7.25%, 10/15/30(a)(b)	5,655	5,824,367
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)	5,945	6,008,558
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	6,982	5,923,550
3.95%, 11/01/27	7,250	6,969,192
4.65%, 04/01/29(b)	8,675	7,951,307
5.95%, 02/15/28(b)	6,629	6,516,433
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)	13,301	12,720,898
Iron Mountain, Inc.
4.50%, 02/15/31(a)(b)	19,471	18,606,832
4.88%, 09/15/27(a)	17,336	17,325,893
4.88%, 09/15/29(a)	17,870	17,642,937
5.00%, 07/15/28(a)	8,171	8,153,070
5.25%, 03/15/28(a)	15,037	15,032,713
5.25%, 07/15/30(a)	22,990	22,764,647
5.63%, 07/15/32(a)(b)	10,695	10,561,010
6.25%, 01/15/33(a)(b)	21,335	21,558,826
7.00%, 02/15/29(a)	17,737	18,225,371
Millrose Properties, Inc.
6.25%, 09/15/32(a)	11,290	11,417,340
6.38%, 08/01/30(a)	19,580	19,985,012
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	23,064	17,090,047
4.63%, 08/01/29	15,709	13,468,491
5.00%, 10/15/27	24,582	24,035,048
8.50%, 02/15/32(a)(b)	26,105	27,967,775
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Office Properties Income Trust, 3.25%, 03/15/27(a)(b)(g)	$2	$1,219
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	13,084	12,799,524
5.88%, 10/01/28(a)(b)	13,391	13,391,134
7.00%, 02/01/30(a)	10,060	10,364,506
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	7,741	7,914,035
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	10,409	10,258,312
4.75%, 10/15/27	13,243	13,232,476
6.50%, 04/01/32(a)	17,342	17,934,247
6.50%, 06/15/33(a)	11,156	11,564,220
7.25%, 07/15/28(a)	6,759	6,958,931
Rithm Capital Corp.
8.00%, 04/01/29(a)(b)	14,078	14,382,606
8.00%, 07/15/30(a)	8,665	8,860,222
RLJ Lodging Trust, 4.00%, 09/15/29(a)(b)	8,491	8,057,618
SBA Communications Corp.
3.13%, 02/01/29(b)	25,847	24,686,773
3.88%, 02/15/27	27,562	27,357,688
Service Properties Trust
0.00%, 09/30/27(a)(i)	7,305	6,612,970
3.95%, 01/15/28(b)	7,178	6,792,591
4.38%, 02/15/30(b)	6,910	5,981,617
4.95%, 02/15/27(b)	1,903	1,894,641
4.95%, 10/01/29(b)	6,943	6,123,960
5.50%, 12/15/27	8,031	7,967,937
8.38%, 06/15/29(b)	12,331	12,478,787
8.63%, 11/15/31(a)(b)	18,105	19,015,319
8.88%, 06/15/32(b)	9,155	9,087,017
Starwood Property Trust, Inc.
5.25%, 10/15/28(a)	8,290	8,333,498
5.75%, 01/15/31(a)(b)	6,240	6,318,424
6.00%, 04/15/30(a)	7,126	7,324,523
6.50%, 07/01/30(a)(b)	9,150	9,528,490
6.50%, 10/15/30(a)	8,976	9,347,956
7.25%, 04/01/29(a)	11,394	12,016,374
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	12,014	11,442,433
Vornado Realty LP
3.40%, 06/01/31(b)	7,421	6,769,890
5.75%, 02/01/33	1,100	1,112,575
XHR LP
4.88%, 06/01/29(a)(b)	8,640	8,517,242
6.63%, 05/15/30(a)(b)	6,855	7,079,508
		757,796,635
Retail — 4.9%
Academy Ltd., 6.00%, 11/15/27(a)(b)	6,473	6,482,885
Advance Auto Parts, Inc.
1.75%, 10/01/27	6,966	6,623,037
3.50%, 03/15/32(b)	6,297	5,441,384
3.90%, 04/15/30	9,765	9,023,874
5.95%, 03/09/28(b)	6,247	6,394,660
7.00%, 08/01/30(a)(b)	15,815	16,083,142
7.38%, 08/01/33(a)(b)	16,305	16,549,575
Arko Corp., 5.13%, 11/15/29(a)(b)	8,028	6,995,885
Asbury Automotive Group, Inc.
4.50%, 03/01/28(b)	7,103	7,078,461
4.63%, 11/15/29(a)(b)	14,453	14,233,031

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.75%, 03/01/30(b)	$8,090	$7,964,770
5.00%, 02/15/32(a)(b)	10,928	10,619,847
Bath & Body Works, Inc.
5.25%, 02/01/28(b)	8,406	8,475,543
6.63%, 10/01/30(a)	14,748	15,103,486
7.50%, 06/15/29	8,915	9,104,390
6.75%, 07/01/36(b)	10,706	10,681,455
6.88%, 11/01/35(b)	13,958	14,116,395
6.95%, 03/01/33(b)	4,926	4,909,521
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(a)(b)	8,945	8,524,949
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)(b)	5,207	4,615,669
BlueLinx Holdings, Inc., 6.00%, 11/15/29(a)(b)	5,652	5,596,127
Brinker International, Inc., 8.25%, 07/15/30(a)(b)	7,255	7,659,220
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.
3.50%, 02/15/29(a)(b)	12,790	12,326,030
3.88%, 01/15/28(a)	27,704	27,290,698
4.00%, 10/15/30(a)	51,094	48,750,130
4.38%, 01/15/28(a)	13,664	13,583,262
5.63%, 09/15/29(a)(b)	9,135	9,289,582
6.13%, 06/15/29(a)(b)	21,693	22,238,954
Carvana Co.
9.00%, 06/01/31, (9 % Cash)(a)(b)(e)	40,245	44,272,684
13.00%, 06/01/30, (11.00% PIK or 13.00% Cash)(a)(b)(e)	24,675	25,728,120
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)(b)	12,592	13,456,025
EG Global Finance PLC, 12.00%, 11/30/28(a)(b)	16,267	17,607,092
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 04/01/29(a)	14,880	14,313,895
9.25%, 01/15/31(a)	10,655	11,014,308
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/29(a)(b)	18,065	17,471,153
6.75%, 01/15/30(a)(b)	21,217	20,064,181
FirstCash, Inc.
4.63%, 09/01/28(a)	9,008	8,942,158
5.63%, 01/01/30(a)	9,276	9,319,337
6.88%, 03/01/32(a)	8,181	8,504,166
Gap, Inc.(The)
3.63%, 10/01/29(a)	13,717	13,045,719
3.88%, 10/01/31(a)	13,477	12,494,009
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)(g)	9,341	9,284,674
8.75%, 01/15/32(a)(b)	9,285	8,968,980
11.50%, 08/15/29(a)	9,572	10,146,320
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	13,329	13,034,738
6.38%, 01/15/30(a)	9,382	9,630,820
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)(b)	8,196	8,139,687
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	11,683	11,700,571
Kohl's Corp.
5.13%, 05/01/31(b)	7,482	6,405,242
5.55%, 07/17/45	7,830	5,244,631
10.00%, 06/01/30(a)	6,795	7,443,800
Security	Par (000)	Value
Retail (continued)
LBM Acquisition LLC
6.25%, 01/15/29(a)(b)	$12,939	$11,947,581
9.50%, 06/15/31(a)	14,475	15,243,898
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	17,844	17,583,203
8.25%, 08/01/31(a)	14,623	15,404,702
Lithia Motors, Inc.
3.88%, 06/01/29(a)	14,215	13,751,237
4.38%, 01/15/31(a)(b)	9,905	9,534,206
4.63%, 12/15/27(a)	6,731	6,718,247
5.50%, 10/01/30(a)(b)	10,770	10,817,849
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	4,719	3,422,435
4.50%, 12/15/34(b)	6,270	5,647,276
5.13%, 01/15/42(b)	4,552	3,744,949
6.13%, 03/15/32(a)(b)	7,336	7,414,845
7.38%, 08/01/33(a)(b)	8,565	9,044,400
Men's Wearhouse LLC.(The), 9.00%, 02/01/31(a)	6,270	6,520,904
Michaels Companies, Inc.(The)
5.25%, 05/01/28(a)(b)	15,040	14,875,968
7.88%, 05/01/29(a)	16,974	16,537,913
Murphy Oil USA, Inc.
3.75%, 02/15/31(a)(b)	9,107	8,554,144
4.75%, 09/15/29(b)	9,389	9,343,051
5.63%, 05/01/27(b)	5,547	5,549,341
Nordstrom, Inc.
4.00%, 03/15/27	7,079	6,994,633
4.25%, 08/01/31	7,388	6,832,822
4.38%, 04/01/30(b)	9,102	8,689,635
5.00%, 01/15/44	16,367	12,155,345
6.95%, 03/15/28(b)	5,864	6,044,341
Papa John's International, Inc., 3.88%, 09/15/29(a)(b)	7,549	7,208,182
Park River Holdings, Inc.
8.00%, 03/15/31(a)	14,165	14,596,551
8.75%, 12/31/30(a)(b)	9,791	9,725,083
Penske Automotive Group, Inc., 3.75%, 06/15/29(b)	9,352	9,035,932
Petco Health & Wellness Co., Inc., 8.25%, 02/01/31(a)	6,055	6,070,858
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/32(a)	34,050	34,916,947
10.00%, 09/15/33(a)	13,085	13,615,701
QVC, Inc.
5.45%, 08/15/34	5,854	2,283,060
5.95%, 03/15/43	4,251	1,615,380
6.88%, 04/15/29(a)	9,876	4,098,540
QXO Building Products, Inc., 6.75%, 04/30/32(a)	40,210	41,435,601
SAKS Global Enterprises LLC, 11.00%, 12/15/29(a)(b)(f)(g)	26,266	65,665
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/32(b)	11,411	11,827,559
SGUS LLC, 11.00%, 12/15/29(a)(g)	19,288	578,652
Sonic Automotive, Inc.
4.63%, 11/15/29(a)(b)	11,733	11,530,397
4.88%, 11/15/31(a)(b)	9,069	8,744,441
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)	8,900	8,870,458

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Staples, Inc.
10.75%, 09/01/29(a)(b)	$43,521	$42,765,149
12.75%, 01/15/30(a)	14,513	11,883,037
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(a)(b)	11,944	11,471,457
6.50%, 12/15/35(a)(b)	6,355	6,322,266
Superior Plus LP/Superior General Partner, Inc., 4.50%, 03/15/29(a)(b)	10,742	10,495,691
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	10,929	10,686,837
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	8,329	8,767,947
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	1,030	1,026,018
White Cap Supply Holdings LLC, 7.38%, 11/15/30(a)(b)	9,855	10,236,221
Yum! Brands, Inc.
3.63%, 03/15/31(b)	18,606	17,589,149
4.63%, 01/31/32	19,059	18,635,309
4.75%, 01/15/30(a)(b)	14,430	14,394,583
5.35%, 11/01/43(b)	5,300	5,136,127
5.38%, 04/01/32(b)	17,747	17,974,889
6.88%, 11/15/37	6,839	7,535,456
		1,255,500,340
Semiconductors — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33(a)(b)	8,515	8,677,670
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	7,390	7,852,414
Kioxia Holdings Corp.
6.25%, 07/24/30	18,245	18,848,217
6.63%, 07/24/33(a)	18,595	19,417,047
ON Semiconductor Corp., 3.88%, 09/01/28(a)	12,725	12,467,819
Synaptics, Inc., 4.00%, 06/15/29(a)(b)	7,784	7,541,458
		74,804,625
Software — 2.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30(a)	41,838	40,576,333
Capstone Borrower, Inc., 8.00%, 06/15/30(a)	14,576	13,865,420
Castle U.S. Holding Corp., 10.00%, 06/30/31(a)	1,837	450,065
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(a)(b)	13,290	10,328,175
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(a)	13,168	10,090,550
Cloud Software Group, Inc.
6.50%, 03/31/29(a)	70,504	70,064,587
6.63%, 08/15/33(a)(b)	16,725	16,032,359
8.25%, 06/30/32(a)(b)	31,700	32,241,531
9.00%, 09/30/29(a)	68,248	68,914,871
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(a)	6,016	6,017,516
CoreWeave, Inc.
9.00%, 02/01/31(a)(b)	31,000	30,140,004
9.25%, 06/01/30(a)(b)	35,265	34,714,801
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	9,651	8,681,772
Elastic NV, 4.13%, 07/15/29(a)(b)	11,220	10,778,759
Ellucian Holdings, Inc., 6.50%, 12/01/29(a)(b)	12,455	12,256,386
Fair Isaac Corp.
4.00%, 06/15/28(a)	16,170	15,902,131
6.00%, 05/15/33(a)	27,490	28,010,523
Open Text Corp.
3.88%, 02/15/28(a)	16,290	15,768,904
3.88%, 12/01/29(a)	15,037	13,957,034
Security	Par (000)	Value
Software (continued)
Open Text Holdings, Inc.
4.13%, 02/15/30(a)(b)	$16,172	$15,022,334
4.13%, 12/01/31(a)(b)	11,788	10,589,981
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)(b)	8,130	7,254,391
PTC, Inc., 4.00%, 02/15/28(a)	9,268	9,132,951
Rackspace Finance LLC, 3.50%, 05/15/28(a)(b)	1,801	468,131
RingCentral, Inc., 8.50%, 08/15/30(a)(b)	7,439	7,810,263
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	17,244	16,498,628
Rocket Software, Inc.
6.50%, 02/15/29(a)(b)	10,360	9,231,544
9.00%, 11/28/28(a)	14,109	14,073,780
SS&C Technologies, Inc.
5.50%, 09/30/27(a)	35,169	35,138,572
6.50%, 06/01/32(a)(b)	14,105	14,562,341
Twilio, Inc.
3.63%, 03/15/29(b)	9,791	9,375,860
3.88%, 03/15/31(b)	9,633	9,103,185
UKG, Inc., 6.88%, 02/01/31(a)(b)	44,420	44,384,193
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	7,918	950,160
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	11,936	10,910,123
		653,298,158
Telecommunications — 5.3%
Africell Holding Ltd., 10.50%, 10/23/29(a)	4,115	4,115,222
Altice Financing SA
5.00%, 01/15/28(a)	20,519	14,896,340
5.75%, 08/15/29(a)	35,527	25,561,641
9.63%, 07/15/27(a)	5,305	4,109,277
Altice France Lux 3/Altice Holdings 1, 10.00%, 01/15/33(a)	16,255	15,707,777
Altice France SA
6.50%, 10/15/31(a)	6,452	6,289,531
6.50%, 04/15/32(a)	33,581	32,799,137
6.88%, 10/15/30(a)	15,610	15,346,208
6.88%, 07/15/32(a)	25,764	25,159,066
9.50%, 11/01/29(a)	23,487	24,103,867
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	41,700	43,315,636
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.39%)(b)(f)	17,335	17,960,239
7.00%, 09/15/55, (5-year CMT + 2.36%)(b)(f)	22,385	23,478,060
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.99%)(a)(b)(f)	7,267	7,211,859
4.88%, 11/23/81, (5-year CMT + 3.49%)(a)(b)(f)	8,757	8,544,997
Ciena Corp., 4.00%, 01/31/30(a)	7,683	7,407,679
Cipher Compute LLC, 7.13%, 11/15/30(a)	30,445	31,370,863
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	34,938	37,082,040
Connect Holding II LLC, 10.50%, 04/03/31(a)	16,060	15,762,689
EchoStar Corp.
6.75%, 11/30/30, (6.75 % Cash)(b)(e)	41,803	42,544,574
10.75%, 11/30/29	95,935	105,165,866
Embarq LLC, 8.00%, 06/01/36(b)	18,471	7,203,690
Fibercop SpA
Series 2033, 6.38%, 11/15/33(a)(b)	8,909	9,022,679
Series 2034, 6.00%, 09/30/34(a)	8,906	8,648,547
Series 2036, 7.20%, 07/18/36(a)(b)	9,140	9,248,035
Series 2038, 7.72%, 06/04/38(a)	9,162	9,423,703

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Flash Compute LLC, 7.25%, 12/31/30(a)(b)	$18,093	$18,154,390
GCI LLC, 4.75%, 10/15/28(a)	11,285	11,051,889
GoTo Group, Inc., 5.50%, 05/01/28(a)(b)	12,524	8,107,574
Iliad Holding SAS
7.00%, 10/15/28(a)	16,648	16,839,102
7.00%, 04/15/32(a)	15,145	15,523,019
8.50%, 04/15/31(a)	17,804	19,064,879
Level 3 Financing, Inc.
3.63%, 01/15/29(a)(b)	2,505	2,323,690
3.75%, 07/15/29(a)	4,225	3,897,562
6.88%, 06/30/33(a)	35,635	36,721,547
7.00%, 03/31/34(a)(b)	42,015	43,519,347
8.50%, 01/15/36(a)(b)	33,585	34,382,098
Lumen Technologies, Inc.
4.13%, 04/15/29(a)(b)	5,309	5,308,617
4.13%, 04/15/30(a)(b)	4,841	4,840,702
4.50%, 01/15/29(a)(b)	5,138	4,818,191
10.00%, 10/15/32(a)(b)	8,852	8,852,000
Series P, 7.60%, 09/15/39	6,800	6,698,000
Series U, 7.65%, 03/15/42(b)	5,478	5,334,148
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	13,567	12,632,122
5.13%, 01/15/28(a)(b)	8,070	8,054,107
6.25%, 03/25/29(a)(b)	10,402	10,497,495
7.38%, 04/02/32(a)(b)	7,640	7,948,488
Rogers Communications, Inc.
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(f)	12,510	12,497,042
7.00%, 04/15/55, (5-year CMT + 2.65%)(f)	19,045	19,754,845
7.13%, 04/15/55, (5-year CMT + 2.62%)(f)	18,306	19,196,536
Telecom Italia Capital SA
6.00%, 09/30/34(b)	8,961	9,180,777
6.38%, 11/15/33(b)	8,876	9,311,732
7.20%, 07/18/36(b)	9,331	10,115,905
7.72%, 06/04/38(b)	9,225	10,306,401
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.77%)(f)	12,735	13,024,467
7.00%, 10/15/55, (5-year CMT + 2.71%)(f)	15,100	15,792,134
Series ., 6.38%, 06/09/56, (5-year CMT + 2.69%)(f)	9,220	9,315,289
Series ..., 6.63%, 06/09/56, (5-year CMT + 2.52%)(f)	10,245	10,290,784
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	11,181	11,156,699
6.50%, 02/15/29(a)	19,980	19,432,258
8.63%, 06/15/32(a)(b)	10,600	10,702,496
Series Feb, 8.63%, 06/15/32(a)	1,885	1,899,137
Viasat, Inc.
5.63%, 04/15/27(a)(b)	7,689	7,693,083
6.50%, 07/15/28(a)	7,571	7,473,274
7.50%, 05/30/31(a)	12,903	12,530,133
Viavi Solutions, Inc., 3.75%, 10/01/29(a)	7,886	7,495,421
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	23,290	21,070,374
4.75%, 07/15/31(a)	24,449	22,340,457
6.75%, 01/15/33(a)	13,770	13,427,955
7.75%, 04/15/32(a)	16,532	17,001,426
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.77%)(f)	17,718	16,672,932
5.13%, 06/04/81, (5-year CMT + 3.07%)(b)(f)	16,631	13,201,172
Security	Par (000)	Value
Telecommunications (continued)
7.00%, 04/04/79, (5-year USD Swap + 4.87%)(b)(f)	$35,533	$37,468,873
Windstream Services LLC, 7.50%, 10/15/33(a)(b)	23,233	23,986,986
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	38,192	40,007,075
WULF Compute LLC, 7.75%, 10/15/30(a)	56,360	58,784,607
Zayo Group Holdings, Inc.
9.25%, 03/09/30, (9.25 % Cash)(a)(e)	19,613	19,151,141
13.75%, 09/09/30, (7.13% Cash and 1.88% PIK)(a)(b)(e)	14,255	13,088,192
Zegona Finance PLC, 8.63%, 07/15/29(a)	15,291	16,120,277
		1,365,538,069
Transportation — 0.6%
Beacon Mobility Corp., 7.25%, 08/01/30(a)	10,765	11,269,179
Brightline East LLC, 11.00%, 01/31/30(a)(b)	18,328	5,043,882
Carriage Purchaser, Inc., 7.88%, 10/15/29(a)(b)	5,851	5,791,973
Danaos Corp.
6.88%, 10/15/32(a)	7,770	8,025,182
8.50%, 03/01/28(a)(b)	3,081	3,085,061
First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 07/31/29(a)(b)	12,239	11,918,571
Genesee & Wyoming, Inc., 6.25%, 04/15/32(a)(b)	12,473	12,840,567
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	15,600	16,302,165
RXO, Inc., 7.50%, 11/15/27(a)	7,207	7,345,879
Star Leasing Co. LLC, 7.63%, 02/15/30(a)(b)	12,351	11,819,851
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	9,482	10,016,728
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)(b)	17,869	18,731,894
XPO CNW, Inc., 6.70%, 05/01/34	4,505	4,802,456
XPO, Inc.
7.13%, 06/01/31(a)(b)	9,359	9,717,291
7.13%, 02/01/32(a)(b)	10,965	11,526,945
		148,237,624
Trucking & Leasing — 0.2%
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)(b)	17,968	17,985,267
5.88%, 04/15/33(a)(b)	8,470	8,587,547
7.00%, 05/01/31(a)	11,798	12,413,478
7.00%, 06/15/32(a)(b)	13,902	14,630,979
7.88%, 12/01/30(a)	8,605	9,123,925
		62,741,196
Total Corporate Bonds & Notes — 97.3% (Cost: $25,257,510,454)		25,089,298,411
Floating Rate Loan Interests
Health Care - Services — 0.0%
MPH Acquisition Holdings LLC, 2025 Exchange 1st Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.42%, 12/31/30(f)	3	2,863
Media — 0.0%
Radiate Holdco, LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50% and 1.50% PIK), 8.79%, 09/25/29(e)(f)	0	262

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 0.1%
SAKS Global Enterprises LLC
PIK DIP Fisrt Out Term Loan, 07/07/26(f)(j)	$3,031	$3,038,597
DIP First Out Interim Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 11.00%), 14.68%, 01/14/33(f)	11,227	11,254,061
		14,292,658
Total Floating Rate Loan Interests — 0.1% (Cost: $11,108,139)		14,295,783
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	65,731	391,099
Financial Services — 0.0%
Yeoman Capital SA, NVS(c)	324,968	2,840,855
Health Care Technology — 0.0%
Quincy Health LLC(c)	11,575	—
Professional Services — 0.0%
Affinion Group, Inc.(c)	3,506	—
Total Common Stocks — 0.0% (Cost $14,725,973)		3,231,954
Total Long-Term Investments — 97.4% (Cost: $25,283,344,566)		25,106,826,148
Short-Term Securities
Money Market Funds — 14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(k)(l)(m)	3,374,611,616	3,376,298,922
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(k)(l)	276,730,000	$276,730,000
Total Short-Term Securities — 14.2% (Cost: $3,651,836,220)		3,653,028,922
Total Investments — 111.6% (Cost: $28,935,180,786)		28,759,855,070
Liabilities in Excess of Other Assets — (11.6)%		(2,981,989,432)
Net Assets — 100.0%		$25,777,865,638

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Perpetual security with no stated maturity date.
(i)	Zero-coupon bond.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$3,769,682,559	$—	$(393,390,526)(a)	$66,775	$(59,886)	$3,376,298,922	3,374,611,616	$4,695,414 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	250,950,000	25,780,000 (a)	—	—	—	276,730,000	276,730,000	1,097,731	—
				$66,775	$(59,886)	$3,653,028,922		$5,793,145	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$25,088,986,015	$312,396	$25,089,298,411
Floating Rate Loan Interests	—	14,295,783	—	14,295,783
Common Stocks	—	—	3,231,954	3,231,954
Short-Term Securities
Money Market Funds	3,653,028,922	—	—	3,653,028,922
	$3,653,028,922	$25,103,281,798	$3,544,350	$28,759,855,070

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
DIP	Debtor-In-Possession
NVS	Non-Voting Shares

PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate